As filed with the Securities and Exchange Commission on April 11, 2001

                                               File Nos. 811-10267 and 333-53450


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.   1                            [ ]
                                              ------
                  Post-Effective Amendment No.______                         [ ]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No.      1
                                -----------

                                 ASSETMARK FUNDS
                                 ---------------
               (Exact Name of Registrant as Specified in Charter)

                     2300 Contra Costa Boulevard, Suite 425
                          Pleasant Hill, CA 94523-3967
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 664-5345
              (Registrant's Telephone Numbers, Including Area Code)

                                  Carrie Hansen
                     2300 Contra Costa Boulevard, Suite 425
                          Pleasant Hill, CA 94523-3967
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Elaine Richards, Esq.
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

     It is proposed that this filing will become effective (check appropriate box):

[   ]    immediately upon filing pursuant to paragraph (b).
[   ]    on (date) pursuant to paragraph (b).
[   ]    60 days after filing pursuant to paragraph (a)(1).
[   ]    on (date) pursuant to paragraph (a)(1).
[   ]    75 days after filing pursuant to paragraph (a)(2).
[   ]    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[   ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may



                                     Subject to Completion, Dated April 11, 2001


The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


Prospectus

ASSETMARK FUNDS

____________ __, 2001


ASSETMARK LARGE CAP GROWTH FUND

ASSETMARK LARGE CAP VALUE FUND

ASSETMARK SMALL/MID CAP GROWTH FUND

ASSETMARK SMALL/MID CAP VALUE FUND

ASSETMARK INTERNATIONAL EQUITY FUND

ASSETMARK REAL ESTATE SECURITIES FUND

ASSETMARK TAX-EXEMPT FIXED INCOME FUND

ASSETMARK CORE PLUS FIXED INCOME FUND




Investment Advisor

AssetMark Investment Services, Inc.







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents


OVERVIEW.......................................................................1

THE LARGE CAP GROWTH FUND......................................................4

THE LARGE CAP VALUE FUND.......................................................6

THE SMALL/MID CAP GROWTH FUND.................................................12

THE SMALL/MID CAP VALUE FUND..................................................14

THE INTERNATIONAL EQUITY FUND.................................................20

THE REAL ESTATE SECURITIES FUND...............................................24

THE TAX-EXEMPT FIXED INCOME FUND..............................................28

THE CORE PLUS FIXED INCOME FUND...............................................31

Principal Risks of Investment.................................................36

Temporary Defensive and Cash Investments......................................38

Performance of the Funds......................................................38

Fees and Expenses of the Funds................................................38

Management of the Funds.......................................................40

Valuation of Fund Shares......................................................51

Purchasing Fund Shares........................................................52

Selling (Redeeming) Fund Shares...............................................53

Exchange Privilege............................................................53

Distribution of Fund Shares...................................................54

Counsel, Independent Auditors and Service Providers...........................54

Distributions and Taxes.......................................................54

Financial Highlights..........................................................56


OVERVIEW


This combined prospectus discusses each of the series (each a "Fund" and collectively the "Funds") of AssetMark Funds (the "Trust"), an open-end management investment company. Each Fund is a separate no-load, non-diversified investment company with separate investment objectives, strategies and goals. A non-diversified investment company is one that may invest in the securities of relatively few issuers. The Funds are designed primarily for investment by institutional investors and clients of registered investment advisors, broker/dealers and other financial institutions.


THE MULTI-ADVISOR APPROACH


Each Fund has its own distinct investment objectives, strategies and risks. The Funds' investment advisor, AssetMark Investment Services, Inc. (the "Advisor") is responsible for constructing and monitoring the asset allocation and portfolio strategy for each Fund. Each Fund invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with each Fund's investment objective and style. Your potential risk and return varies with the degree to which the Fund in which you hold shares invests in a particular market segment and/or asset class.

The Advisor believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage the assets of a Fund, rather than simply employing a single firm. This "multi-advisor approach" is designed to reduce the management risk inherent in individual security selection and to achieve lower volatility by combining the skills of sub-advisors with complementary investment approaches. Except with respect to the AssetMark Core Plus Fixed Income Fund, the Advisor intends to select one or more sub-advisors to manage distinct segments of a market or asset class for each Fund based upon the Advisor's evaluation of a sub-advisor's expertise and performance in managing the appropriate asset class. In addition, the Funds are designed to allow a sub-advisor to manage a portfolio with fewer securities than typically held in many traditional mutual funds. This strategy allows the sub-advisors to place greater emphasis on those securities in which they have the most conviction. The investment styles and disciplines of the sub-advisors to each Fund are expected to complement one another. In constructing and overseeing the entire Fund portfolio, the Advisor provides investment guidelines to a sub-advisor for a specific portion of a Fund's assets, which may be more restrictive than those of the portfolio as a whole. The Advisor monitors the sub-advisors for adherence to each Fund's specific investment objectives, policies and strategies.



ASSETMARK LARGE CAP GROWTH FUND
Investment  Objective,  Principal  Investment  Strategies and Certain  Principal
Risks


Investment Objective

The investment objective of the AssetMark Large Cap Growth Fund (the "Large Cap Growth Fund") is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.


Principal Investment Strategies

Under normal market conditions, the Large Cap Growth Fund will invest at least 80% of its net assets (including amounts borrowed) in the securities of large capitalization companies. If the Large Cap Growth Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Large Cap Growth Fund considers large capitalization companies to be U.S. companies with a market capitalization within the range of those on the Russell 1000(R) Index at the time of purchase. The Fund's investment in equity securities may include common stocks, preferred stocks and convertible securities. The convertible securities in which the Large Cap Growth Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization
("NRSO") or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated. The Large Cap Growth Fund may also invest up to 10% of its assets in American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and securities of foreign companies. ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Under the general supervision of the Advisor, each sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company's industry or the market, and in light of certain characteristics of a company, such as:

          o    price/earnings ratio;

          o    leadership positions in their markets;

          o    strong balance sheet;

          o    experienced management;

          o    a consistent history of earnings stability and growth; and

          o    proprietary products, processes and/or services.


Generally, the types of growth companies in which the Fund intends to invest are those that the sub-advisors believe:

          (1)  are, or are likely to become, financially sound;

          (2) are, or are likely to become, leaders in their respective industries; or

          (3) have, or will likely develop, a historical record of consistent growth and stability of earnings.

These factors are not limiting factors in the selection of securities for the Large Cap Growth Fund. Based upon the foregoing, from time to time, the Large Cap Growth Fund may have a significant portion of its assets in one or more market sectors, such as technology and health care.

Certain Principal Risks of Investment
Investing in mutual funds has inherent risks that could cause you to lose money. The principal risks of all of the Funds are discussed under the heading "Principal Risks of Investment." In addition, listed below are risks specific to the Large Cap Growth Fund that could adversely affect the net asset value, total return and the value of the Large Cap Growth Fund and your investment.

o Sector Focus Risks: To the extent that the Large Cap Growth Fund focuses its investments in one or more sectors, such as technology or health care, it may be subject to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. Companies in the technology sector are subject to the risks such as those relating to potential rapid obsolescence of technology, failure of the market to accept new technologies, and difficulty in obtaining financing for necessary research and development or expansion. Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, and are subject to risks related to legislative and regulatory action, which may affect profitability of companies in that sector.



ASSETMARK LARGE CAP VALUE FUND
Investment  Objective,  Principal  Investment  Strategies and Certain  Principal
Risks


Investment Objective

The investment objective of the AssetMark Large Cap Value Fund (the "Large Cap Value Fund") is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.


Principal Investment Strategies

Under normal market conditions, the Large Cap Value Fund will invest at least 80% of its net assets (including amounts borrowed) in the securities of large capitalization companies. If the Large Cap Value Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Large Cap Value Fund considers large capitalization companies to be U.S. companies with a market capitalization within the range of those on the Russell 1000(R) Index at the time of purchase. The Fund's investment in equity securities may include common stocks, preferred stocks and convertible securities. The convertible securities in which the Large Cap Value Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a NRSO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated. The Large Cap Value Fund may also invest up to 10% of its assets in ADRs, GDRs and securities of foreign companies. ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Under the general supervision of the Advisor, each sub-advisor selects stocks according to a "value style" investment strategy. The market value of a "value stock" is likely to be lower than the price of securities of other companies in its industry or market sector. The determination of whether a security of a particular company is a "value stock" is based upon a comparison of a security's current market price to the company's fundamentals, such as:

          o    price/earnings ratio;

          o    dividend yield;

          o    book value;

          o    assets to liabilities ratio;

          o    management ownership; and

          o    average daily trading volume.


In assessing value, the sub-advisor(s) may also consider earnings and dividend growth prospects, product positioning or market share, and risk and volatility of an industry. Based upon the foregoing, from time to time, the Large Cap Value Fund may have a significant portion of its assets in one or more market sectors, such as financial services and basic industries. Basic industries may include, but are not limited to, transportation, industrials and utilities.

Certain Principal Risks of Investment
Investing in mutual funds has inherent risks that could cause you to lose money. The principal risks of all of the Funds are discussed under the heading "Principal Risks of Investment." In addition, listed below are risks specific to the Large Cap Value Fund that could adversely affect the net asset value, total return and the value of the Large Cap Value Fund and your investment.

o Sector Focus Risks: To the extent that the Large Cap Value Fund focuses its investments in one or more sectors, such as financial services or basic industries, it may be subject to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. The financial services sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative initiatives, all of which may impact the profitability of companies in that sector. Companies in the basic industries sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.



ASSETMARK SMALL/MID CAP GROWTH FUND
Investment   Objective,   Principal   Investment   Strategies  and  Certain
Principal Risks


Investment Objective

The investment objective of the AssetMark Small/Mid Cap Growth Fund (the "Small/Mid Cap Growth Fund") is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.



Principal Investment Strategies

Under normal market conditions, the Small/Mid Cap Growth Fund will invest at least 80% of its net assets (including amounts borrowed) in the securities of small-to-medium capitalization companies. If the Small/Mid Cap Growth Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Small/Mid Cap Growth Fund considers small-to-medium capitalization companies to be U.S. companies with a market capitalization within the range of those on the Russell 2000(R) Index and the Russell Midcap(R) Index at the time of purchase. The Small/Mid Cap Growth Fund's investment in equity securities may include common stocks, preferred stocks and convertible securities. The convertible securities in which the Small/Mid Cap Growth Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a NRSO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated. The Small/Mid Cap Growth Fund may also invest up to 10% of its assets in ADRs, GDRs and securities of foreign companies. ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Under the general supervision of the Advisor, each sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company's industry or the market, and in light of certain characteristics of a company, such as: o price/earnings ratio;


          o    leadership positions in their markets;

          o    strong balance sheet;

          o    experienced management;

          o    a consistent history of earnings stability and growth; and

          o    proprietary products, processes and/or services.



Generally, the types of growth companies in which the Fund intends to invest are those that the sub-advisors believe

          (1)  are, or are likely to become, financially sound;

          (2) are, or are likely to become, leaders in their respective industries; or

          (3) have,or will likely develop, a historical record of consistent growth and stability of earnings.

These factors are not limiting factors in the selection of securities for the Small/Mid Cap Growth Fund. Based upon the foregoing, from time to time, the Small/Mid Cap Growth Fund may have a significant portion of its assets in one or more market sectors, such as technology and health care.

Certain Principal Risks of Investment
Investing in mutual funds has inherent risks that could cause you to lose money. The principal risks of all of the Funds are discussed under the heading "Principal Risks of Investment." In addition, listed below are risks specific to the Small/Mid Cap Growth Fund that could adversely affect the net asset value, total return and the value of the Small/Mid Cap Growth Fund and your investment.

o Sector Focus Risks: To the extent that the Small/Mid Cap Growth Fund focuses its investments in one or more sectors, such as technology or health care, it may be subject to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. Companies in the technology sector are subject to the risks such as those relating to potential rapid obsolescence of technology, failure of the market to accept new technologies, and difficulty in obtaining financing for necessary research and development or expansion. Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, and are also subject to risks related to legislative and regulatory action, which may affect profitability of companies in that sector.



ASSETMARK SMALL/MID CAP VALUE FUND
Investment  Objective,  Principal  Investment  Strategies and Certain  Principal
Risks


Investment Objective

The investment objective of the AssetMark Small/Mid Cap Value Fund (the "Small/Mid Cap Value Fund") is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.


Principal Investment Strategies

Under normal market conditions, the Small/Mid Cap Value Fund will invest at least 80% of its net assets (including amounts borrowed) in the securities of small capitalization companies. If the Small/Mid Cap Value Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Small/Mid Cap Value Fund considers small-to-medium capitalization companies to be U.S. companies with a market capitalization within the range of those on the Russell 2000(R) Index and the Russell Midcap(R) Index at the time of purchase. The Small/Mid Cap Value Fund's investment in equity securities may include common stocks, preferred stocks and convertible securities. The convertible securities in which the Small/Mid Cap Value Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a NRSO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated. The Small/Mid Cap Value Fund may also invest up to 10% of its assets in ADRs, GDRs and securities of foreign companies. ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Under the general supervision of the Advisor, each sub-advisor selects stocks according to a "value style" investment strategy. The market value of a "value stock" is likely to be lower than the price of securities of other companies in its industry or market sector. The determination of whether a security of a particular company is a "value stock" is based upon a comparison of a security's current market price to the company's fundamentals, such as:

          o    price/earnings ratio;

          o    dividend yield;

          o    book value;

          o    assets to liabilities ratio;

          o    management ownership; and

          o    average daily trading volume.


In assessing value, the sub-advisor(s) may also consider earnings and dividend growth prospects, product positioning or market share, and risk and volatility of an industry. Based upon the foregoing, from time to time, the Small/Mid Cap Value Fund may have a significant portion of its assets in one or more market sectors, such as financial services and basic industries. Basic industries may include, but are not limited to, transportation, industrials and utilities.

Certain Principal Risks of Investment
Investing in mutual funds has inherent risks that could cause you to lose money. The principal risks of all of the Funds are discussed under the heading "Principal Risks of Investment." In addition, listed below are risks specific to the Small/Mid Cap Value Fund that could adversely affect the net asset value, total return and the value of the Small/Mid Cap Value Fund and your investment.

o Sector Focus Risks: To the extent that the Small/Mid Cap Value Fund focuses its investments in one or more sectors, such as financial services or basic industries, it may be subject to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. The financial services sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative initiatives all of which may impact the profitability of companies in that sector. Companies in the basic industries sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.



ASSETMARK INTERNATIONAL EQUITY FUND
Investment   Objective,   Principal   Investment   Strategies  and  Certain
Principal Risks


Investment Objective

The investment objective of the AssetMark International Equity Fund (the "International Equity Fund") is to provide capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.


Principal Investment Strategies

Under normal market conditions, the International Equity Fund will invest at least 80% of its net assets (including amounts borrowed) in equity securities. If the International Equity Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The International Equity Fund's investments in equity securities may include common stocks, preferred stocks and convertible securities, of companies of any size capitalization, headquartered outside of the United States, or that derive more than 50% of their gross revenues outside of the United States, or have more than 50% of their assets outside of the United States. Generally, the International Equity Fund's assets will be invested in securities of companies located in developed countries. The International Equity Fund, however, may also invest up to 20% of its total assets in the equity securities of companies located in countries considered to have emerging markets or developing economies. The convertible securities in which the International Equity Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a NRSO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated.

The International Equity Fund may also invest in depository receipts, including ADRs and GDRs. ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The present intention of the International Equity Fund is to invest all or substantially all of its assets in ADRs.

By investing its assets in investments that are tied economically to different countries throughout the world, the International Equity Fund attempts to take advantage of differences between economic trends and the performance of securities markets in different countries, regions and geographic areas. The International Equity Fund may, from time to time, invest a significant portion of its assets in the securities of companies in one or more countries or regions. In that case, the International Equity Fund would be subject to the economic and market developments in such countries such as Japan or regions such as Europe or Asia to a greater extent than if it remained invested in a greater number of countries or geographical regions. The Fund will attempt to focus its investment in companies the sub-advisors believe represent the best values relative to their growth prospects by examining a company's sustainable growth rate in relation to that of its local market. In addition, the Fund may use index futures for hedging and/or asset allocation purposes and currency futures for hedging purposes. The International Equity Fund does not intend to routinely hedge against currency risk.

Certain Principal Risks of Investment
Investing in mutual funds has inherent risks that could cause you to lose money. The principal risks of all of the Funds are discussed under the heading "Principal Risks of Investment." In addition, listed below are risks specific to the International Equity Fund that could adversely affect the net asset value, total return and the value of the International Equity Fund and your investment.

o Emerging Market Risks: In addition to developed markets, the International Equity Fund may invest up to 20% of its total assets in equity securities of companies located in emerging markets. The Fund considers emerging markets countries to be those as defined by the World Bank International Financial Corporation or the Morgan Stanley Capital International (MSCI) Index. In addition to the risks of investing in foreign securities in general, countries in emerging markets can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

o Index Futures Contracts Risks: Although stock index futures contracts may be useful in hedging against adverse changes in the value of the International Equity Fund's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Fund's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of the International Equity Fund's investment securities may differ substantially from the changes when it established the hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund's initial investment in such a contract.

o Currency Futures Risks: Hedging the International Equity Fund's currency risks involves the risk of mismatching the Fund's obligations under a futures contract with the value of securities denominated in a particular currency.



ASSETMARK REAL ESTATE SECURITIES FUND
Investment   Objective,   Principal   Investment   Strategies  and  Certain
Principal Risks


Investment Objective

The investment objective of the AssetMark Real Estate Securities Fund (the "Real Estate Securities Fund") is capital appreciation over the long term. Current income is a secondary objective. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.


Principal Investment Strategies

Under normal market conditions, the Real Estate Securities Fund will invest at least 80% of its net assets (including amounts borrowed) in securities of companies in the real estate industry. If the Real Estate Securities Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Fund will invest in U.S. real estate equity securities, including shares and units of beneficial interest of real estate investment trusts ("REITs"), preferred shares and convertible debt securities of real estate companies. The convertible securities in which the Real Estate Securities Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a NRSO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated. The Real Estate Securities Fund considers real estate securities to be those issued by companies principally engaged in the real estate business because they derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or invests at least 50% of its assets in such real estate.

The types of REITs in which the Real Estate Securities Fund may invest include equity, mortgage and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. Equity REITs generally exercise some degree of control over the operational aspect of their real estate investments, lease terms and property maintenance and repair. A mortgage REIT invests primarily in mortgages in real estate, which may secure construction, development or long-term loans, and derives its income primarily from interest payments on credit it has extended. Hybrid REITs combine the characteristics of equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated that, under normal circumstances, a majority of the Real Estate Securities Fund's investments in REITs will consist of securities issued by equity REITs. The Real Estate Securities Fund will not invest more than 10% of its assets in mortgage REITs under normal circumstances.

The sub-advisors to the Real Estate Securities Fund select shares of REITs and other real estate securities by analyzing property sectors and individual companies within the selected property sectors. The sub-advisors to the Real Estate Securities Fund evaluate potential investments based on a variety of factors including:

          o    overall investment strategy;

          o    strength of company management;

          o    fundamental analysis of financial statements; and o yields.



Certain Principal Risks of Investment
Investing in mutual funds has inherent risks that could cause you to lose money. The principal risks of all of the Funds are discussed under the heading "Principal Risks of Investment." In addition, listed below are risks specific to the Real Estate Securities Fund that could adversely affect the net asset value, total return and the value of the Real Estate Securities Fund and your investment.

o Real Estate Industry Concentration Risk: The Real Estate Securities Fund concentrates its investments in the real estate industry. Concentration in the real estate industry will subject the Fund to risks in addition to those that apply to the general equity markets. Economic, legislative or regulatory developments may occur, which significantly affect the entire real estate industry and, thus, may subject the Real Estate Securities Fund to greater market fluctuations than a fund that does not concentrate in a particular industry. In addition, the Real Estate Securities Fund will generally be subject to risks associated with direct ownership of real estate. These risks include decreases in real estate value or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Because of the Real Estate Securities Fund's strategy to concentrate in the real estate industry, it may not perform as well as other mutual funds that do not concentrate in only one industry.

o Real Estate Investment Trust Risks: Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on how well the REIT manages the properties it owns. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sale of properties. Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders. Accordingly, mortgage REITs may be affected by the quality of any credit extended. The Real Estate Securities Fund attempts to minimize these risks by selecting REITs diversified by sector (i.e., shopping malls, apartment building complexes, health care facilities) and geographic location.





ASSETMARK TAX-EXEMPT FIXED INCOME FUND
Investment   Objective,   Principal   Investment   Strategies  and  Certain
Principal Risks



Investment Objective
The investment objective of the AssetMark Tax-Exempt Fixed Income Fund (the "Tax-Exempt Fixed Income Fund") is to provide current income exempt from federal income tax by investing at least 80% of its assets in municipal securities, the interest on which is exempt from federal income tax and not subject to the alternative minimum tax ("AMT"). This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are not fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.



Principal Investment Strategies
Under normal circumstances, the Tax-Exempt Fixed Income Fund will invest its assets in intermediate to long-term municipal securities that are investment grade (or, in other words, rated within one of the four highest rating categories by a NRSO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated). Any tax-exempt interest income earned by the Tax-Exempt Fixed Income Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax. Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works. Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses, and make loans for other public institutions and facilities. Examples of Municipal securities include:



o  Tax and revenue  anticipation notes                  o Bond anticipation notes that are
   issued to finance working capital needs                intended to be refinanced through a
   in anticipation of receiving taxes or                  later issuance of longer term bonds
   other revenues

o  Municipal commercial paper and other short-term      o Variable rate demand notes
   notes

o  Construction loan notes insured by the Federal       o Municipal bonds and leases
   Housing Administration and financed by the Federal
   or Government National Mortgage Associations

o  Participation  interests  in  any of the above including municipal securities
   from   financial   institutions  such as  commercial  and  investment  banks,
   savings  associations  and  insurance   companies to the extent that they pay
   tax-exempt interest.



The Tax-Exempt Fixed Income Fund may invest in intermediate to long-term municipal securities. Intermediate-term municipal securities are those securities that generally maintain an average-weighted maturity between three and ten years. Long-term municipal securities generally maintain an average-weighted maturity of greater than ten years. Some of the securities in the Tax-Exempt Fixed Income Fund's portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit. While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in market value of the security, or in the share price of the Fund. Although the Tax-Exempt Fixed Income Fund is permitted to make taxable investments under the circumstances described under the heading "Temporary Defensive and Cash Investments," the Advisor currently does not intend to generate income subject to federal regular income tax.

Certain Principal Risks of Investment
Investing in mutual funds has inherent risks that could cause you to lose money. The principal risks of all of the Funds are discussed under the heading "Principal Risks of Investment." In addition, listed below are risks specific to the Tax-Exempt Fixed Income Fund that could adversely affect the net asset value, total return and the value of the Tax-Exempt Fixed Fund and your investment.

o Municipal Securities Risks: The ability of the Tax-Exempt Fixed Income Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities and the demand features of such securities, or the credit enhancers of either, to continue to meet their obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities could negatively impact the Fund's portfolio.

o Maturity Risks: The Tax-Exempt Fixed Income Fund invests in municipal securities with intermediate to long-term maturities. Generally, the longer a security's maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

o Tax Risks: The Tax-Exempt Fixed Income Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income. Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the demand for and supply of, and liquidity and marketability of, municipal obligations, which could in turn affect the Tax-Exempt Fixed Income Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.




ASSETMARK CORE PLUS FIXED INCOME FUND
Investment   Objective,   Principal   Investment   Strategies  and  Certain
Principal Risks



Investment Objective
The investment objective of the AssetMark Core Plus Fixed Income Fund (the "Core Plus Fixed Income Fund") is to provide current income consistent with a lower volatility of principal. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.



Principal Investment Strategies instrumentalities Under normal market conditions, the Core Plus Fixed Income Fund will invest at least 80% of its net assets (including amounts borrowed) in shares of other investment companies (the "Underlying Funds") that invest in fixed income securities. If the Core Plus Fixed Income Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Core Plus Fixed Income Fund will primarily invest in Underlying Funds that invest in fixed income securities that are rated investment grade or better
(i.e., rated in one of the four highest rating categories by a NRSRO or determined to be of comparable quality by an Underlying Funds' investment advisor). In addition, the Core Plus Fixed Income Fund will invest a portion of its assets in Underlying Funds that invest in high-yield debt securities (sometimes called "junk bonds") and bonds issued by companies headquartered outside of the United States, or that derive more than 50% of their gross revenues outside of the United States, or have more than 50% of their assets outside of the United States. The Fund will likely invest substantially all of its assets in fixed-income Underlying Funds, but may invest a small portion of its assets directly in fixed income securities. The Core Plus Fixed Income Fund intends to invest in Underlying Funds that hold the following types of fixed-income securities:



o   U.S. and non-U.S. corporate bonds and          o  Obligation issued by the U.S. Government
    debentures                                        and foreign governments and their agencies
                                                      or instrumentalities

o   Mortgage-backed securities                     o  Asset-backed securities

o   Receipts involving U.S. Treasury obligations   o  Zero coupon, pay-in-kind or deferred
    and other "stripped securities"                   payment securities

o   Municipal securities of issuers located in     o  Securities  issued on a when-issued
    a all fifty states,  the District of              and delayed-delivery basis
    Columbia or other U.S. territories and
    possessions, consisting of municipal bonds,    o  High yield debt securities (junk bonds)
    municipal notes, tax-exempt commercial
    paper and municipal lease obligations

o   Obligations issued by supranational entities and foreign loan participants

The Advisor will attempt to monitor the Underlying Funds in which it invests with the intention of limiting the Core Plus Fixed Income Fund's exposure to fixed income securities of foreign corporations and foreign governments to 20% of the Core Plus Fixed Income Fund's total assets. Similarly, the Advisor will attempt to monitor the portfolio securities of the Underlying Funds in which the Core Plus Fixed Income Fund invests with the intention of limiting the Core Plus Fixed Income Fund's exposure to high-yield debt securities (junk bonds) to 20% of the Core Plus Fixed Income Fund's total assets. Because of delays in information available to the Fund and its Advisor, it may not be possible to assure that this desired level is maintained at all times. The fixed income securities held by the Underlying Funds in which the Core Plus Fixed Income Fund invests may have maturities of any length. The Fund (or the Underlying Funds) may also invest in futures, options and similar derivatives for hedging purposes.

Certain Principal Risks of Investment
Investing in mutual funds has inherent risks that could cause you to lose money. The principal risks of all of the Funds are discussed under the heading "Principal Risks of Investment." In addition, listed below are risks specific to the Core Plus Fixed Income Fund that could adversely affect the net asset value, total return and the value of the Core Plus Fixed Income Fund and your investment.

o Fund of Funds Risks: The Core Plus Fixed Income Fund is currently a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Core Plus Fixed Income Fund, that pursues its investment objective by investing in other investment companies. Federal law prohibits the Core Plus Fixed Income Fund from acquiring shares of another mutual fund if, immediately after such acquisition, the Core Plus Fixed Income Fund and/or its affiliated persons would hold more than 3% of such mutual fund's total outstanding stock. This prohibition may prevent the Core Plus Fixed Income Fund from allocating its investment in the manner the Advisor considers optimal. In the future, as a means to achieve its investment objective, the Core Plus Fixed Income Fund may pursue an investment strategy of direct investment in lieu of indirect investments through Underlying Funds.

     Your cost of investing in a fund of funds will generally be higher than the cost of investing directly in shares of the Underlying Funds in which the Core Plus Fixed Income Fund invests. By investing in a fund of funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Core Plus Fixed Income Fund invests in addition to the direct fees and expenses of the Core Plus Fixed Income Fund. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

o Mortgage- Backed and Asset-Backed Securities Risks: Mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Underlying Fund holding such security may have to replace the security by investing the proceeds in a less attractive security. This may reduce such fund's share price and its income distributions.

o High-Yield Debt Securities Risks: The Core Plus Fixed Income Fund may invest in high-yield debt securities or "junk bonds" considered to be below investment grade by NRSO. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher grade securities and have a higher risk of default. Companies issuing high-yield, junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may effect their ability to meet their interest or principal payment obligations.

o Government Obligations Risks: To the extent that the Core Plus Fixed Income Fund or an Underlying Fund is invested in securities issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities, no assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

o Derivatives Risks: The Core Plus Fixed Income Fund (or the Underlying Funds) may utilize derivatives, such as futures and options, for hedging purposes. Futures and options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The Core Plus Fixed Income Fund's (or an Underlying Fund's) investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Core Plus Fixed Income Fund (or an Underlying Fund) enters into these transactions, their success will depend on the manager's ability to predict market movements.





Principal Risks Tax-Exemptent

Mutual funds pooFixedreholders' money and, using professional investment managers, invesIncomein securities. As all investment securities are subject to inheFund market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved. The alphabetized table below provides the principal risks of the Funds. The list that follows addresses common risks not previously described in the Funds' summaries. These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.


o  Applicable                Large Cap     Large Cap   Small/   Small/    International  Real Estate  Tax-Exempt    Core Plus
-- Not Applicable            Growth Fund   Value Fund  Mid Cap  Mid Cap   Equity Fund    Securities   Fixed Income  Fixed Income
                                                       Growth   Value                    Fund         Fund          Fund
                                                       Fund     Fund

                              --------     --------   -------- --------- --------------  -----------  ------------- -------------

Credit Risks                    --            --         --       --         --              --             o             o

Derivative Risks                --            --         --       --         --              --             --            o

Emerging Markets Risks          --            --         --       --          o              --             --           --

Foreign Securities Risks         o             o          o        o          o               o             --            o

Fund of Funds Risks             --            --         --       --         --              --             --            o

Government Obligations Risks    --            --         --       --         --              --             --            o

Index Futures Contracts         --            --         --       --          o              --             --           --

Risks

Interest Rate Risks             --            --         --       --         --              --              o            o

Liquidity Risks                 --            --          o        o          o               o             --           --

Manager Risks                    o             o          o        o          o               o              o            o

Maturity Risks                  --            --         --       --         --               o              o           --

Mortgage- and Asset-Backed      --            --         --       --         --              --             --            o
Securities Risks

Municipal Securities Risks      --            --         --       --         --              --              o           --

Non-Diversification Risks        o             o          o        o          o               o              o            o

Real Estate Industry            --            --         --       --         --               o             --           --
Concentration Risk

Real Estate Investment          --            --         --       --         --               o             --           --
Trust Risks

Sector Focus Risks               o             o          o        o         --              --             --           --

Small and Medium                --            --          o        o          o               o             --           --
Capitalization Risks

Stock Market Risks               o             o          o        o          o               o             --           --

Tax Risks                       --            --         --       --         --              --              o           --




o Credit Risk: Individual issues of fixed-income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed-income security or, in the case of a municipal security, the underlying municipality, may experience financial problems causing it to be unable to meet its payment obligations. This would reduce the income available for distribution to shareholders as well as the value of a Fund's shares.

o Foreign Securities Risks: The risks of investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Interest Rate Risks: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Tax-Exempt Fixed Income Fund's or Core Plus Fixed Income Fund's investments decreases, investors in those funds may lose money.

o Liquidity Risks: The securities of many of the companies with small and medium size capitalizations may have less "float" (the number of shares that normally trade) and less interest in the market and, therefore, are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that a Fund would like to sell the security. If that happens, a Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund performance.

o Manager Risks: Manager risk is the risk that the Advisor or one of a Fund's sub-advisors will do a poor job of selecting securities and thus fail to meet the Fund's investment objectives. As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

o Non-Diversification Risks: Each Fund is a non-diversified investment company, which means that more of a Fund's assets may be invested in the securities of any single issuer than a diversified investment company. This may make the value of a Fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified Fund, each Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o Small and Medium Capitalization Risks: A Fund that invests in the equity securities of companies with small and medium size capitalization is subject to certain risks. Companies with small and medium size capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund's assets.

o Stock Market Risks: Mutual funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, a Fund's share price is likely to decline in value. A Fund's focus on certain types of stocks (such as small or large cap) and style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).


Temporary Defensive and Cash Investments
Each Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as short-term, high-quality investment grade securities, while waiting to invest monies received from purchases of the Fund's shares or from the sale of its portfolio securities. Cash equivalents purchased by a Fund will be rated in one of the four highest ratings categories by S&P, Moody's, Fitch Inc. or another NRSO. Under normal market conditions, each Fund may hold cash or cash equivalents, such as:

     o    Commercial paper

     o Certificates of deposit, demand and time deposits and banker's acceptances

     o    U.S. Government securities (e.g., U.S. Treasury obligations)

     o    Repurchase agreements

In addition, each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. A Fund may not achieve its investment objectives to the extent that it engages in such a temporary, defensive strategy.


Conversion to Master/Feeder Fund Structure
In lieu of investing directly, the Funds are authorized to seek to achieve their investment objective by converting to a Master/Feeder Fund Structure pursuant to which each Fund would invest all of its investable assets in an investment company having substantially the same investment objectives and policies as the Fund. There is no current intention to convert the Funds to a Master/Feeder Fund structure.


Performance of the Funds
Because each Fund has recently commenced operations, there is no performance information available at this time.


Fees and Expenses of the Funds
As an investor, you pay certain fees and expenses if you buy and hold shares of a Fund. These fees and expenses are described in the tables below and are further explained in the example that follows:

Fee Table


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                      Large     Large     Small/    Small/   International Real       Tax-Exempt  Core
                                      Cap       Cap       Mid Cap   Mid Cap  Equity        Estate     Fixed       Plus
                                      Growth    Value     Growth    Value    Fund          Securities Income      Fixed
                                      Fund      Fund      Fund      Fund                   Fund       Fund        Income
                                                                                                                  Fund

Management Fees                       0.95%     0.95%     0.95%     1.00%    0.95%         0.95%      0.80%       0.75%
Distribution (Rule 12b-1) Fees        0.25%     0.25%     0.25%     0.25%    0.25%         0.25%      0.25%       0.25%
Other Expenses1                       0.56%     0.56%     0.78%     0.78%    0.48%         0.73%      1.10%       0.80%
Total Annual Fund Operating Expenses  1.76%     1.74%     1.98%     2.03%    1.68%         1.93%      2.15%       1.80%
        Less Expense Reimbursement   -0.27%    -0.29%    -0.39%    -0.44%   -0.09%        -0.44%     -0.86%      -0.51%
Net Annual Fund Operating Expenses2   1.49%     1.49%     1.59%     1.59%    1.59%         1.49%      1.29%       1.49%


------------------------------------------------------------------------------------------------------------------------------------



1 These expenses, which include custodian, transfer agency, shareholder servicing and other customary fund expenses, are based on estimated amounts for the Fund's current fiscal year.

2 The Funds have an Investment Advisory Agreement with the Advisor dated __________, 2001. The Agreement provides that the Advisor shall pay the sub-advisors out of the annual management fee provided for in the Agreement. The Advisor has also entered into an Expense Waiver and Reimbursement Agreement dated ________, 2001, with the Trust on behalf of each Fund. Under the Expense Waiver and Reimbursement Agreement, the Advisor has agreed to waive its fees and absorb expenses for each Fund to the extent that its total annual fund operating expenses exceed the Net Annual Fund Operating Expenses amount shown above. The Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period. The Expense Waiver and Reimbursement Agreement is in effect for one year and expires ________, 2002.

Example

The following Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year. The 1-Year costs for each Fund reflect the "Net Annual Fund Operating Expenses" of each Fund that result from the contractual expense waiver and reimbursement. The 3-Year costs for each Fund reflect the "Total Annual Fund Operating Expenses" of each Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs for each Fund would be:

           Fund                                          1 Year       3 Years
           ----                                          ------       -------

           ------------------------------------------ ------------- ------------

           Large Cap Growth Fund                          $152          $528
           Large Cap Value Fund                           $152          $528
           Small/Mid Cap Growth Fund                      $162          $584
           Small/Mid Cap Value Fund                       $162          $594
           International Equity Fund                      $162          $521
           Real Estate Securities Fund                    $152          $564
           Tax-Exempt Fixed Income Fund                   $131          $590
           Core Plus Fixed Income Fund                    $131          $517


Management of the Funds

Investment Advisor

AssetMark  Investment  Services,   Inc.  (the  "Advisor"),   2300  Contra  Costa
Boulevard, Suite 425, Pleasant Hill, California, 94523-3967, serves as the investment advisor to each of the Funds. The Advisor is registered as an investment advisor with the U.S. Securities and Exchange Commission ("SEC"). The Advisor provides investment consulting and administrative services to financial intermediaries and currently administers in excess of $1.5 billion in assets, including mutual funds and privately managed accounts.

The Advisor supervises and directs each Fund's investments and allocates a certain percentage of each Fund's (except the Core Plus Fixed Income Fund's) assets to one or more sub-advisors and recommends hiring or changing sub-advisors to the Board of Trustees. The Advisor directly selects the Underlying Funds in which the Core Plus Fixed Income Fund will invest. The Advisor is entitled to an annual fee from each Fund for its services according to the following table:


                                                  Advisory Fee (as a
               Fund:                              percentage of average daily
                                                  net assets):
               ---------------------------------- -----------------------------

               Large Cap Value Fund                          0.95%
               Large Cap Growth Fund                         0.95%
               Small/Mid Cap Value Fund                      1.00%
               Small/Mid Cap Growth Fund                     0.95%
               International Equity Fund                     0.95%
               Real Estate Securities Fund                   0.95%
               Tax-Exempt Fixed Income Fund                  0.80%
               Core Plus Fixed Income Fund                   0.75%

The Advisor has entered into a sub-advisory agreement with each sub-advisor and compensates each sub-advisor out of the investment advisory fees it receives from the applicable Fund. The Advisor has also entered into a Consulting Agreement with BARRA RogersCasey ("BRC"), an institutional investment consulting firm in Darien, Connecticut, to provide research to assist the Advisor in allocating fund assets among various sub-advisors and in making recommendations to the Board of Trustees of the Trust about hiring and changing sub-advisors, as well as selecting the Underlying Funds in which the Core Plus Fixed Income Fund will invest. The Advisor is responsible for paying BRC's consulting fees. Finally, the Advisor has entered into an Expense Waiver and Reimbursement Agreement in which it has agreed to keep each of the Fund's expenses to a certain minimum for a one-year period ending on ___________, 2001 (as described in the respective Fee Tables of each Fund). Under the Expense Waiver and Reimbursement Agreement, the Advisor may recapture waived or reimbursed expenses for a three-year period under specified conditions.

Each sub-advisor makes investment decisions for the assets it has been allocated to manage. The Advisor, with the research assistance of BRC, oversees the sub-advisors for compliance with each of the Fund's investment policies and guidelines, and monitors each sub-advisor's adherence to its investment style. The Board of Trustees supervises the Advisor and the sub-advisors; establishes policies that they must follow in their management activities; and oversees the hiring and termination of sub-advisors recommended by the Advisor. The Trust has applied for an exemptive order (the "Order") from the SEC that would permit the Advisor, subject to the approval of the Board of Trustees, but without shareholder approval, to employ new sub-advisors for new or existing Funds, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders would be notified of any sub-advisor changes. There are no assurances, however, that the Order requested by the Trust will be granted by the SEC.


Sub-Advisors and Portfolio Managers

The following sub-advisors and portfolio managers are responsible for the day-to-day portfolio management of the respective Funds:


Large Cap Growth Fund:

TCW Investment Management Company ("TCW"), 865 South Figueroa Street, Suite 1800, Los Angeles, California, 90017, is one of two sub-advisors for the Large Cap Growth Fund. TCW is affiliated with the TCW Group, a group of affiliated global financial companies providing a broad range of international and U.S. equity and fixed income investment products and services for investors around the world. With a team of over 295 investment and administrative professionals located in Los Angeles, New York, Houston, San Francisco, Hong Kong and London, the firm has a broad depth of knowledge, investment experience and research capability. With approximately $80 billion under management or committed to management as of December 31, 2000, the firm is one of the largest privately-held investment companies in the United States. TCW manages its allocated portion of the Large Cap Growth Fund's assets on a team basis. The team consists of the following individuals:

     o    Glen E. Bickerstaf
          Managing Director, U.S. Equities.
          Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services, a Los
          Angeles-based investment management subsidiary of Transamerica Corporation from 1987 to 1998. While at Transamerica, Mr. Bickerstaff managed a pooled equity portfolio, corporate pension assets, institutional accounts and a mutual fund. Previously, he was a Vice President and Portfolio Manager with Lederer & Associates and Pacific Century Advisors, a subsidiary of Security Pacific Bank. Mr. Bickerstaff received a B.S. in Business Administration from the University of Southern California.

     o    Brian M. Beitner, CFA
          Managing Director, Director of U.S. Equities Research
          Prior to joining TCW in 1998, Mr. Beitner was a Senior Vice President with Scudder Kemper Investments from 1990 to 1998. Mr. Beitner holds a B.S. in Public Administration and an M.B.A. from the University of Southern California. He is a Chartered Financial Analyst, and past President of the Security Analysts of San Francisco.

     o    Leigh R. Crawford
          Senior Vice President, U.S. Equities
          Mr. Crawford joined the TCW Equities Research Department in 1994 where he made substantial contributions analyzing various industries including financials, technology and autos. In 1999, he joined the Concentrated Core team as a dedicated Product Research Analyst. Before TCW, he spent several years at the University of California at Berkeley, where he studied Mathematics, Literature and Language. Mr. Crawford holds a B.A. in Mathematics and Literature from Claremont McKenna College.

Provident Investment Counsel ("Provident"), 300 North Lake Avenue, Pasadena, California, 91101, is the second sub-advisor for the Large Cap Growth Fund. Provident is a wholly-owned subsidiary of Old Mutual. Provident is a fully discretionary, growth style registered investment advisor providing equity, balanced, and fixed income management services. Provident devotes its resources to developing and maintaining an investment portfolio, which meets its investment objectives in accordance with our client's goals. Provident manages its allocated portion of the Large Cap Growth Fund's assets on a team basis. The team consists of the following individuals:

     o    Robert M. Kommerstad, Esq.
          Senior Chairman and Portfolio Manager/Analyst
          Robert Kommerstad joined Provident in 1963. He became Chairman of the Board in 1971 and President for the Firm in 1995. Mr. Kommerstad is an attorney and holds a Series 2 and 65 license. He received his Juris Doctorate degree from the University of Minnesota School of Law and is a member of the Bar of Minnesota. He was admitted to practice in the United Sates Supreme Court and United States Tax Court.

     o    George E. Handtmann III, CFA, CIC
          Executive Managing Director and Portfolio Manager
          George Handtmann joined Provident in 1982 as a Managing Director. He became an Executive Managing Director in 1998. He holds a BA and a MBA from the University of Southern California. He also holds a Series 65 license.

     o    Larry D. Tashjian, CFA, CIC
          Executive Managing Director, Chief Executive Officer and Portfolio Manager
          Larry Tashjian joined Provident in 1981 as a Managing Director. He became an Executive Managing Director in 1998. He holds a BS and a MBA from the University of Southern California. He also holds a Series 65 license.

     o    Jeffrey J. Miller, CFA, CIC
          Managing Director, Portfolio Manager and Relationship Manager
          Jeffrey Miller joined Provident in 1972 as a Managing Director and Secretary of the Company. He has had experience in the investment management industry since 1972. He holds a BS and an MBA from the University of Southern California. He also holds a Series 65 license.

     o    Thomas J. Condon
          Managing Director, Director of Marketing and Portfolio Manager
          Thomas Condon joined Provident in 1981 as a Managing Director. He has had experience in the investment management industry since 1964. He holds a BS from California State University, Los Angeles and holds Series 1, 4 and 65 licenses.

     o    Thomas M. Mitchell
          Managing Director and Portfolio Manager
          Thomas Mitchell joined Provident in 1983 as an Executive Vice President. He became a Managing Director in 1999 and has general experience in the investment management industry since 1968. He holds a BA from Claremont Men's College and a MBA from the University of Southern California. He also holds Series 2 and 65 licenses.

     o    Angelica K. Clark, CFP, CFA, CIC
          Senior Vice President and Portfolio Manager
          Angelica Clark joined Provident in 1993 as a Vice President and Portfolio Manager. In 2000, she became a Senior Vice President while continuing her practice as a Portfolio Manager. She holds a BA from Scripps College. She also holds Series 2, 6, 63 and 65 licenses.

     o    John M. Corby, CFA, CIC
          Executive Vice President and Portfolio Manager
          John Corby joined Provident in 1987 as a Senior Vice President and Portfolio Manager. He became an Executive Vice President in 2000 while continuing his practice as a Portfolio Manager. He holds a BS from Arizona State University. He also holds Series 65 license.

     o    Cliff A. Demarest, CFA
          Vice President and Portfolio Manager
          Cliff Demarest joined Provident in 1992 as a Trader, and held positions as a Portfolio Associate, Analyst and Assistant Vice President-Portfolio Analyst. In 1999, he became a Vice President - Portfolio Manager. He holds a BA from Ambassador University and a MBA from the University of Southern California. He is a member of the Los Angeles Society of Financial Analysts.

     o    Kevin W. Dodge
          Vice President and Portfolio Manager
          Kevin Dodge joined Provident in 2000 and has experience in the industry since 1992. From 1999 to 2000, Mr. Dodge was an Equity Analyst and portfolio manager at Insight Capital Research & Management. From 1998-1999, he was the Vice President for Finance & Development for X-It Products LLC. Mr. Dodge was an Associate in the Equity Division at Robertson, Stephens & Co. from 1997-1998. During the summer of 1996, he worked as a summer associate with J.P. Morgan Securities, Inc. Mr. Dodge holds a BA from Connecticut College and a MBA from Harvard Business School. He also holds Series 7, 63 and 65 licenses.

     o    Scott T. Migliori, Esq., CFA
          Senior Vice President and Portfolio Manager/Analyst
          Scott Migliori joined Provident in 1996 as a Research Analyst. In 1999, he became a Vice President of Research and later became a Senior Vice President and Portfolio Manager. He holds a BS from University of Southern California, a Juris Doctor from University of California - Berkeley and a MBA from the University of California - Los Angeles. He is a member of the California State Bar.

     o    Harlan H. Thompson, CFA
          Managing Director and Portfolio Manager
          Harlan Thompson joined Provident in 1992 as a Senior Vice President - Portfolio Manager. He became an Executive Vice President - Portfolio Manager and Managing Director in 2000. He holds a BA from Oregon State University and a MBA from the University of Southern California. He also holds a Series 65 license.

     o    Todd J. Walklett, CFA
          Vice President, Portfolio Manager and Quantitative Risk Management Todd Walklett joined Provident in 1999 as a Vice President of Portfolio Managers. Prior to that, he was a Senior Investment Analyst at SEI Investments from 1992 to 1999. He holds a BS from the University of Delaware.


Large Cap Value Fund:

Brandes Investment Partners, L.P., ("Brandes") 11988 El Camino Real, Suite 500, San Diego, California, 92191, is a registered investment advisor founded in March 1974. As of December 31, 2000, Brandes' assets under management totaled $50.9 billion. Brandes manages its allocated portion of the Large Cap Value Fund's assets on a team basis. The team consists of the following individuals:

     o    Charles H. Brandes, CFA
          Managing Partner, Institutional Portfolio Manager
          As one of five managing partners of Brandes, Mr. Brandes is responsible for the strategic planning of the firm. He is a member of the Investment Oversight Committee and is a voting member of the Large and Mid Cap Investment Committee. He also serves as an institutional portfolio manager. Prior to founding Brandes in 1974, he was employed at an investment company where he worked as a registered representative and a research analyst. During this time, he became a protege of Benjamin Graham, the founder of the value approach to investing. Mr. Brandes has subsequently published two books on the subject of value investing. He earned his BA in economics from Bucknell University. Mr. Brandes has 33 years of investment experience.

     o    Glenn R. Carlson, CFA
          Managing Partner of Portfolio Management, Institutional Portfolio Manager
          As one of five managing partners at Brandes, Mr. Carlson is responsible for guiding the firm's portfolio management and compliance departments. He contributes to the investment process as a member of the Investment Oversight Committee and as a voting member of the Large and Mid Cap Investment Committee. Mr. Carlson is also an institutional portfolio manager. Before joining Brandes in 1986, Mr. Carlson worked on the trading desk at a financial service institution. Mr. Carlson earned his BA from the University of California at San Diego. He is a member of the Financial Analysts Society of San Diego and has 18 years of investment experience.

     o    Brent V. Woods, CFA
          Managing Partner/ Research Coordinator
          Brent Woods is the firm's research coordinator and is a member of the Investment Oversight Committee. He is also a voting member of the Large and Mid Cap Investment Committee. Prior to joining Brandes in 1995, Mr. Woods worked as an attorney with a Wall Street law firm, specializing in public and private securities offerings, as well as mergers and acquisitions. During that period, Mr. Woods' assignments included three years in Hong Kong working with Asian companies and investors. Mr. Woods earned his AB, Phi Beta Kappa, from Princeton University in 1983, a Master's degree in international studies from St. John's College at Cambridge University, England in 1985, and a JD, cum laude, from Harvard Law School in 1988. He has six years of investment experience.

     o    Vinit Bodas, CFA
          Senior Analyst
          Vinit Bodas is a senior research analyst. He is a voting member of both the firm's Large and Mid Cap Investment Committee and the Emerging Markets Investment Committee. Mr. Bodas also leads the research efforts in the electronics industry and assists with research in the utilities, metals and mining sectors. Prior to joining Brandes in 1998, Mr. Bodas worked at an investment counseling firm as a portfolio manager from 1996. He earned his MBA, with distinction, from the University of Texas at Austin. Mr. Bodas is a member of the Institute of Chartered Accountants of India. He is also a member of the Financial Analysts Society of San Francisco. Mr. Bodas has 11 years of investment experience.

     o    W. James Brown, CFA
          Senior Analyst
          Jim Brown is a member of the Large and Mid Cap Investment Committee and he leads the firm's research efforts in the utilities sector. Prior to joining Brandes in 2000, Mr. Brown was a senior vice president with a major national banking organization, where he served in various capacities, including senior portfolio manager, regional director of investments and head of Texas private banking. His prior professional experience includes 10 years as an Air Force pilot and 10 years as an investment consultant with a large Wall Street firm. Mr. Brown holds a Bachelor of Science degree from the United States Air Force Academy and an MBA from Harvard Business School. He has 17 years of investment experience.

     o    Keith Colestock, CFA
          Senior Analyst
          Keith Colestock is a senior analyst in the consumer products group. Mr. Colestock contributes to the investment process as a voting member of the Large and Mid Cap Investment Committee. Mr. Colestock is an equity analyst He also serves as the firm's product coordinator for the Domestic Equity products. Prior to joining Brandes in 1995, Mr. Colestock served as senior equity analyst and director of research for an investment research firm in San Diego. Before that, Mr. Colestock was an independent demographic consultant to retail real estate developers. Mr. Colestock earned his Bachelor of Arts degree in Business Administration from California State University at Fullerton. He is a member and is a past president of the Financial Analysts
          Society of San Diego. Mr. Colestock has 11 years of investment experience.

     o    Joseph Cortopassi, Jr.
          Senior Analyst
          Joe Cortopassi is a senior research analyst on the financial institutions research team specializing in European banks. Mr. Cortopassi is a voting member of the Large and Mid Cap Investment Committee and a voting member of the Small Cap Investment Committee. Prior to joining Brandes in 1994, Mr. Cortopassi was a portfolio manager and analyst at an investment management consulting firm serving high net worth clients. Mr. Cortopassi earned a BS degree in Accounting from California State University at Long Beach. He has 18 years of investment experience.

     o    R. Erickson Cox, CFA
          Analyst
          Eric Cox is an analyst on the consumer products research team and a member of the Large and Mid Cap Investment Committee. He is responsible for fundamental research on companies in the healthcare services sector. Prior to joining Brandes in 2000, Mr. Cox worked with a securities firm as a financial analyst and equity research associate. Mr. Cox holds an MBA in Finance and Economics from the University of Chicago and a BS in Accounting from the University of Florida. He has six years of investment experience.

     o    Douglas C. Edman, CFA
          Senior Analyst
          Doug Edman is a senior research analyst and a voting member of the Large and Mid Cap Investment Committee. He leads the firm's research efforts in the basic materials sector and performs research in the oil and gas sectors. Mr. Edman serves as the firm's product coordinator for the Global Balanced product. Before joining Brandes in 1995, Mr. Edman worked for a major securities firm as a credit analyst where he managed the credit rating agency relationships and commercial paper programs for clients in the energy and telecommunications industries. Also, he previously worked for a large oil company as a project engineer and was responsible for the design and construction of oil field processing facilities. Mr. Edman graduated from the University of Southern California in 1984 with a BS in Chemical Engineering. In 1990, he earned his MBA in Finance from The Wharton Business School at the University of Pennsylvania. Mr. Edman is a member of the Financial Analysts Society of San Diego and has 11 years of investment experience.

     o    Paul B. Korngiebel, CFA
          Senior Analyst
          Paul Korngiebel is a senior research analyst and a voting member of the firm's Large and Mid Cap Investment Committee. He leads the firm's industrials research group, concentrating on aerospace; previously he covered the automotive sector. Prior to joining Brandes in 1996, Mr. Korngiebel worked with a global management consulting firm and in equity research with an investment bank. He earned his MBA with distinction from Kellogg Graduate School of Management at Northwestern University. He has an AM from Harvard University, where he was an English Prize Fellow and an AB, Phi Beta Kappa, from Bowdoin College. He is a member of the Financial Analysts Society of San Diego. Mr. Korngiebel has eight years of investment experience.

     o    Amelia M. Morris, CFA
          Senior Analyst
          Amelia Morris is a senior research analyst, a member of the firm's Large and Mid Cap Investment Committee and a voting member of the Emerging Markets Investment Committee. Ms. Morris leads the firm's research efforts in the telecommunications industry. Additionally, Ms. Morris serves as the product coordinator for the firm's Brazil and Latin America equity products. Prior to joining Brandes in 1998, Ms. Morris spent five years as a Senior Equity Analyst with a Latin America research boutique and for six years with an international investment bank in New York, where she was a Vice President of Corporate Finance. Ms. Morris holds an MBA from The University of Chicago, and graduated cum laude in Economics from the University of California, Davis, where she was elected to Phi Beta Kappa. She is a member of the Financial Analysts Society of San Diego. Ms. Morris has 14 years of investment experience.

     o    William Pickering, CFA
          Director - Investments/Analyst
          Bill Pickering is a member of the Investment Oversight Committee. He is a voting member of all three investment committees (Large and Mid Cap, Small Cap and Emerging Markets). Mr. Pickering also serves as the co-product coordinator of the firm's International Equity portfolios. Before joining Brandes in 1991, Mr. Pickering worked as a registered representative at various financial service companies. Mr. Pickering earned his BA and MBA degrees in Finance from San Diego State University in 1981 and 1991, respectively. Mr. Pickering is a member of the Financial Analysts Society of San Diego. He has 18 years of investment experience.

     o    Debra McGinty-Poteet
          Mutual Fund/Sub-Advisory Group Manager
          Debra McGinty-Poteet is responsible for managing Brandes' subadvisory and mutual fund business, as well as Brandes proprietary institutional mutual funds. Prior to joining Brandes in 2000, Ms. McGinty-Poteet was the Chief Operating Officer for North American Trust Company. Before that she was Senior Vice President and Managing Director for Bank of America Funds Management. Her positions with the bank included product management and marketing for retail, institutional, domestic, and offshore mutual funds, as well as product management and development for personal trusts. Prior to Bank of America, Ms. McGinty-Poteet was at CNA insurance companies with various management positions in property casualty rating systems and management and systems training. Ms. McGinty-Poteet earned her undergraduate degree from the University of California at Los Angeles and a Masters from California State University at Long Beach. She has 22 years of financial and investment management industry experience.

Deutsche Asset Management ("Deutsche"), 130 Liberty Street, 17th Floor, New York, New York, 10006, is also a sub-advisor for the Large Cap Value Fund. Deutsche has a presence in all the major investment regions around the world allowing it to leverage the expertise of more than 400 portfolio managers and analysts across the globe. Deutsche offers a full complement of investment solutions designed to meet the broad range of risk/return objectives demanded by our diverse client base. As of December 31, 2000, Deutsche had over $677 billion in assets under management. The following individual manages Deutsche's allocated portion of the Large Cap Value Fund's assets:

     o    James F. Giblin, CFA
          Director and Manager
          James Giblin manages the Large Cap Equity Group at Deutsche Bank in New York. He has 28 years of investment experience, including 21 years as a Portfolio Manager. Mr. Giblin has prior experience as Department Head of CIGNA Equity Advisors, and he managed the CIGNA Value Fund which was ranked the #1 Growth and Income Fund in the Lipper universe for the five year period ending June, 1992. He worked for Putnam Investments prior to joining Deutsche Bank in 1995. He has a BS from Pennsylvania State University and an MBA from the University of Pennsylvania, Wharton Graduate School.


Small/Mid Cap Growth Fund:

William Blair & Co., LLC ("William Blair"), 222 West Adam Street, 13th Floor, Chicago, Illinois, 60606, is one of two sub-advisors for the Small/Mid Cap Growth Fund. The firm provides a wide variety of investment banking, brokerage and related services, and provides investment management services to client discretionary accounts with assets totaling approximately $13.0 billion as of December 31, 2000. William Blair manages its allocated portion of the Small/Mid Cap Growth Fund's assets on a team basis. The team consists of the following individuals:

     o    Mark A. Fuller, III,
          Principal

          Mark Fuller has been with William Blair since 1983. He began his career in Institutional Sales, developing long-standing relationships with each of the firm's research analysts. Today, he is a portfolio manager for numerous accounts, co-manages the firm's Small Cap Growth Fund since its inception in 1999, co-manages the firm's Growth Fund and is a member of the department's Small Cap Growth team. Prior to joining William Blair he was with IBM Corporation in the computer sales industry. Mr. Fuller holds a BA from Northwestern University and an MBA from Northwestern University Kellogg Graduate School of Management.

     o    Gregory J. Pusinelli
          Principal
          Mr. Pusinelli is a portfolio manager in the Investment Management Department. In 1996, Mr. Pusinelli became the leader of the Taxable Group and is now a member of the department's Taxable Team. Previously, Greg was with Stein Roe & Farnham Inc. for nine years where he was a Senior Vice President and Principal responsible for managing client portfolio's and a team of portfolio managers. He also co-managed the Investment Council Division's Core portfolio. Mr. Pusinelli is a past Chairman of the Board of Trustees of Providence - St. Mel School. He holds a BS from Indiana University and an MBA from Northwestern University Kellogg Graduate School of Management.

     o    Michelle R. Seitz, CFA
          Principal
          Michelle Seitz joined William Blair in 1996 and is a portfolio manager and member of the Investment Management Department's Taxable Team. Previously, she was a vice president and senior portfolio manager with Concord Investment Company for four years where she was invited to be a principal in the firm. She managed a team of investment professionals at Concord and was a member of the investment strategy team. Prior to that, she was a portfolio manager with NationsBank for five years and served on the department's asset allocation committee. Michelle is an active member of the Investment Analysts Society of Chicago and serves on the Board of Advisors for Indiana University's Investment Management Academy in the Graduate School of Business. Ms. Seitz holds a BS from Indiana University.

TCW Investment Management Company ("TCW"), 865 South Figueroa Street, Suite 1800, Los Angeles, California, 90017, is the second sub-advisor for the Small/Mid Cap Growth Fund. See the description above for more information about TCW. TCW manages its allocated portion of the Small/Mid Cap Growth Fund's assets on a team basis. The team consists of the following individuals:

     o    Douglas S. Foreman, CFA
          GroupManaging Director, Chief Investment Officer-U.S. Equities, Chairman-Equity Policy Committee
          Prior to joining TCW in 1994, Mr. Foreman spent eight years at Putnam Investment in Boston. At Putnam, he spent his last five years managing institutional accounts and mutual funds for clients. Previously, Mr. Foreman was an MIT faculty member, teaching celestial navigation and ship handling, and a Main Propulsion Assistant aboard the USS Merrill (D.D.-976). Mr. Foreman graduated with Distinction from the U.S. Naval Academy receiving a B.S. in Marine Engineering and an M.B.A. from Harvard University. He is a Chartered Financial Analyst.

     o    Christopher J. Ainley
          Managing Director, U.S. Equities
          Prior to joining TCW in 1994, Mr. Ainley spent two years at Putnam Investment as a Vice President and Analyst in the Equity Research Group and then as a Portfolio Manager for the Core Equity Group. Previously, he was Vice President, Equity Research Analyst for J.P. Morgan Investment Management; Tax Supervisor for Coopers & Lybrand; and also served as Director of Programming for the New England Council, Inc. Mr. Ainley received a B.A. from Tufts University and an M.B.A. from Harvard University.

     o    Philip Propper De Callejon, Jr., CFA
          Senior Vice President, U.S. Equities
          Mr. Propper De Callejon joined TCW as an Equity Analyst in 1995. Prior to this, he worked as an Analyst and Trader for National Mutual Funds Management, an Australian asset manager. Earlier, he was a Management Consultant specializing in defense and national security issues for the Rand Corporation. Mr. Propper De Callejon is a former Air Force Officer and Fighter Aviator. He received a B.A. from Trinity College in Hartford, Connecticut and an M.B.A. from the University of Southern California. He is a Chartered Financial Analyst.

     o    Husam H. Nazer
          Vice President, U.S. Equities
          Mr. Nazer joined TCW Equities Research Department in 1995 where he made substantial contributions analyzing the health care and retail industries. In 2000 he joined the Small and Mid-Cap team as a dedicated Product Research Analyst. Mr. Nazer graduated with a B.S. in Biomedical Engineering from Boston University and earned an M.B.A. at the University of Southern California.

     o    R. Brendt Stallings, CFA
          Senior Vice President, U.S. Equities
          Prior to joining TCW in 1996, Mr. Stallings was an Equity Analyst with Chancellor LGT Asset Management (GT Global) in San Francisco. Before that, he was an Analyst in Andersen Consulting's Strategic Services Division. Mr. Stallings holds a B.A. in Decision Analysis and Political Science from Stanford University and an M.B.A. from the Amos Tuck School at Dartmouth College. He is a Chartered Financial Analyst.


Small/Mid Cap Value Fund:

Cramer Rosenthal McGlynn, LLC ("Cramer"), 520 Madison Avenue, 32nd Floor, New York, New York, 10022, a registered investment advisor since 1976, is one of two sub-advisors for the Small/Mid Cap Value Fund. Cramer offers separate account management for small/mid cap value equity, small cap value equity, mid cap value equity, and balanced portfolio management for both tax-exempt and taxable clients. The firm currently manages a variety of institutional portfolios for corporate pension funds, endowments and foundations, as well as accounts for individuals and family trusts and estates. Cramer manages its allocated portion of the Small/Mid Cap Value Fund's assets on a team basis. The team consists of the following individuals:

     o    Ronald H. McGlynn
          Chief Executive Officer and President
          Ronald McGlynn is a co-founder of Cramer. He brings 30 years of investment experience to the firm and Ron serves as Co- Chief Investment Officer and portfolio manager. Prior to co-founding Cramer in 1973, he was a portfolio manager and investment research analyst for Standard & Poor's InterCapital, Chase Manhattan Bank and Oppenheimer. Mr. McGlynn earned a B.A. from Williams College and an MBA from Columbia University Business School. He serves on the Board of Directors at Winthrop University Hospital. He also serves on both the Strategic Planning and Operating Committees for Cramer.

     o    Jay B. Abramson
          Executive Vice President, Director of Research and Co-Chief Investment Officer
          Jay Abramson joined Cramer in 1985 and has the overall responsibility for investment research. He received a B.S.E. from the University of Pennsylvania Wharton School and a JD from the University of Pennsylvania Law School. Mr. Abramson is a Trustee of Montefiore Medical Center and serves on Cramer's Strategic Planning Committee.

     o    Kevin M. Chin
          Principal
          Kevin Chin joined Cramer in 1989 and is responsible for investment research. Formerly, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrageur with The First Boston Corporation. He received a BS from Columbia University School of Engineering & Applied Science.

     o    Michael A. Prober
          Principal
          Michael Prober joined Cramer in 1993 and is responsible for investment research. Prior to joining Cramer, he worked in corporate finance and commercial banking at Chase Manhattan Bank, and as a Research Analyst for Alpha Capital Venture Partners. Mr. Prober earned a B.B.A. from the University of Michigan School of Business Administration and a MM from Northwestern University, J.L. Kellogg Graduate School of Management.

     o    Adam L. Starr
          Principal
          Adam Starr joined Cramer in 1999 and is responsible for portfolio management and research. Prior to Cramer, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC. Previously he was an Analyst and Portfolio Manager at Charter Oak Partners and First Manhattan Company. Mr. Starr received a B.A. from Clark University and an MBA from Columbia University.

     o    James P. Stoeffel
          Vice President
          James Stoeffel joined Cramer as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining Cramer, Mr. Stoeffel was the Director of Research at Palisade Capital Management. His other work experiences are Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney, a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Title, and an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and a MBA from New York University's Stern School of Business.

Ariel Capital Management, Inc. ("Ariel"), 200 East Randolph Drive, Suite 2900, Chicago, Illinois, 60601, is the second sub-advisor for the Small/Mid Cap Value Fund. Ariel is a Chicago-based investment management firm specializing in undervalued small and medium-sized companies, with $5.5 billion in assets under management for individual and institutional clients as of March 31, 2001. The following individuals manage Ariel's allocated portion of the Small/Mid Cap Value Fund's assets:

     o    Eric T. McKissack, CFA.
          Vice Chairman and Co-Chief Investment Officer
          Eric McKissack joined Ariel as a research analyst in 1986, and has served as the firm's Vice Chairman and Co-Chief Investment Officer since 1994.

     o    Timothy Fidler, CFA
          Vice President
          Timothy Fidler serves as Assistant Portfolio Manager to Mr. McKissack and has been Vice President at Ariel since 1999. Prior to joining Ariel, Mr. Fidler spent three years at Lunn Partners, LLC/Lehman Brothers Private Bank and four years at Morgan Stanley & Co. Asset Management.


International Equity Fund:

Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York, 10112, a division of Lazard Freres & Co. ("Lazard Freres), is one of two sub-advisors for the International Equity Fund. Lazard Freres provides a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $71.1 billion as of December 31, 2000. Lazard manages its allocated portion of the International Equity Fund's assets on a team basis. The team consists of the following individuals:

     o    Herbert Gullquist,
          Vice Chairman, Managing Director and Chief Investment Officer
          Herbert Gullquist has served as Vice Chairman of Lazard since May 1997 and as Managing Director and Chief Investment Officer of Lazard since November 1982 when he joined the company. He holds a BA from Northwestern University.

     o    John Reinsberg
          Managing Director
          John Reinsberg has been a Managing Director of Lazard since joining Lazard in January 1992. He also provides investment management services to other affiliates of Lazard. Mr. Reinsberg holds a BA from the University of Pennsylvania and an MBA from Columbia University.

     o    Ronald Saba

          Director

          Mr. Saba has been a Director of Lazard since January 2001. Mr. Saba joined Lazard in February 1996.

Lombard Odier International Portfolio Management Limited ("Lombard"), 12 East 49th Street, New York, New York, 10017, an SEC-registered investment advisor, is the second sub-advisor for the International Equity Fund. Lombard began managing institutional assets on a discretionary basis in 1979 and is a subsidiary of Lombard Odier & Cie, a partnership specializing in global asset management services. As of December 31, 2000, Lombard as over $25 billion in assets under management. Lombard manages its allocated portion of the International Equity Fund's assets on a team basis. The team consists of the following individuals:

     o    Jeremy Monk
          Head of EAFE Equities
          Jeremy Monk has been a portfolio manager with Lombard since 1998. Prior to that, he served as a portfolio manager with Prudential Portfolio Managers UK Ltd. From 1995 to 1998. Mr. Monk holds a BSc from City University Business School and an MBA from Imperial College in London, England. He has over 13 years of investment management experience.

     o    Christopher Darling
          Senior Portfolio Manager, Strategist
          Christopher Darling joined Lombard in 1995 as a portfolio manager. Prior to that, he has held similar positions with Guardian asset Management, Capel-Cure Myers Capital Management and Greene & Co. Stockbrokers. He holds a BA from University College in London, England and a MSc from London School of Economics. He has over 14 years of investment management experience.

     o    Allen Green
          Senior Portfolio Manager, Industry Strategy
          Allen Green joined Lombard in 1988 as a portfolio manager. He holds a BA from University of Essex and a MA from University of London. He has over 13 years of investment management experience.

     o    Diane Hsiung
          Portfolio Manager, Strategist, Risk Management
          Diane Hsiung joined Lombard in 1999 as a portfolio manager. Prior to that, she worked with Morgan Stanley as a portfolio manager from 1994 to 1999. She holds a BA from University of California and an MBA from New York University. She has over seven years of investment management experience.

     o    William Lovering
          Senior Portfolio Manager, European EAFE Equities
          William Lovering joined Lombard in 1994 as a portfolio manager. Prior to that, he has held similar positions with Capital House Investment Limited, Brown Shipley Asset Management, Royal Trust Asset Management and Arbuthnor Latham Investment Management. He holds a BA from Leicester University and has over 16 years of investment management experience.

     o    Achim Wagner
          Senior Portfolio Manager, European EAFE Equities
          Achim Wagner joined Lombard in 1996 as a portfolio manager. Prior to that, he has held similar positions with Victoria Holding and Deutsche Bank. He holds a degree from Trier University and has over 12 years of investment management experience.



Real Estate Securities Fund:

Lend Lease Rosen Real Estate Securities, LLC ("Lend Lease"), 1995 University Avenue #550, Berkeley, California, 94704, is the sub-advisor for the Real Estate Securities Fund. Lend Lease is an affiliate of Lend Lease Real Estate Investments, Inc. ("Lend Lease REI"), a Delaware limited liability company. Lend Lease REI provides a variety of investment management and consulting services. Lend Lease Rosen provides investment management services to client discretionary accounts with assets totaling approximately $1.4 billion as of December 31, 2000. Lend Lease manages its allocated portion of the Real Estate Securities Fund's assets on a team basis under the guidance of Michael Torres. The team consists of the following individuals:

     o    Michael Torres
          President
          Michael Torres has been President of Lend Lease since March 1997 and a Portfolio Manager of Lend Lease since February 1995. He holds a BA and an MBA from University of California.

     o    Jennifer Lyons
          Vice President and Research Analyst
          Jennifer Lyons has served as Vice President and a Research Analyst since 1998. Prior to that, she was research analyst with the Bank of america Securities from 1996 to 1998. She holds a BA from the University of California.

     o    Greg Prophet
          Vice President and Research Analyst
          Greg Prophet has been Vice President of Lend Lease Rosen and a Research Analyst since June 1996. Prior to that, he worked as a research analyst with Rosen Consulting Group since 1994. He holds a BA from the University of California and an MBA from the University of California.

     o    Tanya Shaw Steinhofer
          Vice President and Research Analyst
          Tanya Shaw Steinhofer has been Vice President of Lend Lease Rosen and a Research Analyst since February 2001.


Tax-Exempt Fixed Income Fund:

Weiss Peck & Greer Investments ("Weiss"), One New York Plaza, 30th Floor, New York, New York 10004-1950, an SEC-registered investment advisor since 1970, is the sub-advisor for the Tax-Exempt Fixed Income Fund. Weiss manages individual accounts, mutual funds, and institutional accounts. Weiss is the primary U.S. affiliate of Robeco Group, a leading European asset management company, with existing U.S. management and investment teams remaining in place. The Robeco Group is owned by Rabobank Group, the only commercial bank in the world rated triple-A by all four of the major rating agencies. As of December 31, 2000, the firm managed $18.2 billion in assets in a number of traditional and alternative strategies. The following individuals manage Weiss's allocated portion of the Tax-Exempt Fixed Income Fund's assets:

     o    S. Blake Miller, CFA
          Managing Director, Senior Portfolio Manager and Trader
          Blake Miller joined Weiss in 1988 when the firm acquired Ehrlich Bober Advisors, Inc., where he was a portfolio assistant and research analyst. Mr. Miller holds a BS from the McIntire School of Commerce of the University of Virginia.

     o    Peter Moukios
          Vice President, Portfolio Manager and Research Analyst
          Since joining Weiss in 1987, Peter Moukios has worked as Senior Account Administrator and later as Money Market Specialist before moving to his present position in 1996. Previously, he worked for three years at Manufacturers Hanover Trust as Supervisor of Broker Custody. Mr. Moukios is a member of the Municipal Analysts Group of New York and holds a BS in Management from St. John's University.


Valuation of Fund Shares

Shares of each Fund are sold at net asset value per share (NAV), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (NYSE) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund's securities are generally valued each day at their current market value. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.


Trading in Foreign Securities

The securities markets on which the foreign securities owned by a Fund trades may be open on days that the Fund does not calculate its NAV and thus the value of a Fund's shares may change on days when shareholders are not able to purchase or redeem shares of the Fund. In computing the NAV of each Fund, a Fund will value any foreign securities held at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund's securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust's Board of Trustees.


Purchasing Fund Shares
How to Purchase Fund Shares

Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Minimum Purchases
The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds' shares may have established minimum values for the accounts that they handle.

Selling (Redeeming) Fund Shares
How to Sell Your Fund Shares

Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts. The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares. Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.


Redemption-in-Kind

Each Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), a Fund might pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.


Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

Exchange Privilege

Shareholders of record, such as financial institutions and intermediaries, may exchange shares of any Fund for shares of any other Fund on any business day by contacting the Funds' transfer agent directly. This exchange privilege may be changed or canceled by a Fund at any time upon 60 days' notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another so that there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to market close will be made at that day's closing NAVs. The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of any Fund within a calendar year).


Distribution of Fund Shares
Distributor
AssetMark Capital Corporation, an affiliate of the Advisor, 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, California, 94523-3967, is the distributor for the shares of each of the Funds. Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as sub-distributor to each of the Funds. Both AssetMark Capital Corporation and Quasar Distributors, LLC are registered broker-dealers and members of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution activities and shareholder services for the Funds and their shareholders. Each Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities. As these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Counsel, Independent Auditors and Service Providers
Legal Counsel and Independent Auditors

Stradley Ronon Stevens & Young, LLP, 1810 Gateway Drive, Suite 115, San Mateo, California, 94404, pass upon legal matters in connection with the issuance of shares of beneficial interest of each Fund. PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California, 94105, has been selected as independent auditors for the Funds.


Custodian, Transfer Agent, Fund Administrator, Fund Accountant and Shareholder Services Firstar Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. Firstar Mutual Fund Services, LLC, serves as each Fund's Administrator, Transfer Agent and Fund Accountant. In addition, certain other organizations that provide bookkeeping and other shareholder services may be entitled to receive fees from a Fund at an annual rate of up to 0.10% of the average daily NAV of the shares covered by their respective agreements for shareholder support. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.

Distributions and Taxes
Dividends and Distributions
Each Fund pays its shareholders dividends from the Fund's net investment income and distributes any net capital gains the Fund has realized. All Funds, other than the Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund, declare and pay dividends at least annually. The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund declare and pay dividends at least quarterly. Capital gains, if any, are distributed at least once a year.

All of your dividends and capital gains distributions with respect to a particular Fund will be reinvested in additional shares of that Fund unless you provide us with a written request to receive your payments in cash. Dividends paid in cash or additional share are treated the same for tax purposes.

Taxes

Each Fund intends to elect and qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed  on a  timely  basis  in  accordance  with a  calendar  distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Fund distributions and gains from the sale or exchange of your shares generally will be subject to state and local taxes. Any foreign taxes the Fund pays on its investments may be passed through to you as a foreign tax credit. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.


An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Additional Tax Information - Tax-Exempt Fixed Income Fund
If you are a shareholder of the Tax-Exempt Fixed Income Fund, you are not required to pay federal regular income tax on any dividends you receive from the Fund that represent net interest on tax-exempt municipal bonds. However, shareholders of the Tax-Exempt Fixed Income Fund may be required to pay federal alternative minimum taxes on dividends representing net interest earned on some municipal bonds.

The alternative minimum tax (AMT) applies when it exceeds the regular tax for the taxable year. AMT is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax. The Tax Reform Act of 1986 treats interest on certain private activity bonds as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds that finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties.

The Tax-Exempt Fixed Income Fund is permitted to purchase all types of municipal bonds, including private activity bonds. As a result, if the Fund purchases any private activity bonds, a portion of the Tax-Exempt Fixed Income Fund 's dividends may be treated as a tax preference item.


The Tax-Exempt Fixed Income Fund's investments in municipal bonds that are tax-exempt for federal tax purposes may not be considered tax-exempt for purposes of state and local income tax.


Dividends of the Tax-Exempt Fixed Income Fund representing net income earned on some temporary investments and any net realized short-term gains are taxed as ordinary income. Dividends are treated the same for tax purposes whether they are received in cash or as additional shares. Distributions paid by the Fund from net realized long-term capital gains are taxable as long-term capital gains. The capital gain holding period and the applicable tax rate is determined by the length of time that the Fund has held the security and not the length of time that you have held shares in the Fund.


Financial Highlights
Because the Funds have recently commenced operations, there are no financial highlights available at this time.

AssetMark Funds

Large Cap Growth Fund
Large Cap Value Fund
Small/Mid Cap Growth Fund
Small/Mid Cap Value Fund
International Equity Fund
Real Estate Securities Fund
Tax-Exempt Fixed Income Fund
Core Plus Fixed Income Fund

Investment Advisor                         AssetMark Investment Services, Inc.
                                           2300 Contra Costa Blvd., Suite 425
                                           Pleasant Hill, CA 94523

Legal Counsel                              Stradley Ronon Stevens & Young, LLP
                                           1810 Gateway Drive, Suite 115
                                           San Mateo, CA 94404

Independent Auditors                       PricewaterhouseCoopers LLP
                                           333 Market Street
                                           San Francisco, CA 94105

Transfer Agent, Fund Accountant,           Firstar Mutual Fund Services, LLC
and Fund Administrator                     615 East Michigan Street
                                           Milwaukee, WI 53202

Custodian                                  Firstar Bank, N.A.
                                           425 Walnut Street
                                           Cincinnati, OH 45202

Distributor                                AssetMark Capital Corporation
                                           2300 Contra Costa Blvd., Suite 425
                                           Pleasant Hill, CA 94523

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated _____________________ , 2001
The SAI of the Funds provides more details about each Fund's policies and management. The Funds' SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

To receive any of these documents or the prospectus of AssetMark Funds or to request additional information about AssetMark Funds, please contact us.


By Telephone:
(888) 278-5809


By Mail:
AssetMark Funds
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of AssetMark Funds information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.


                                                     1940 Act File No. 811-10267








                                     Subject to Completion, Dated April 11, 2001


The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.




ASSETMARK FUNDS


STATEMENT OF ADDITIONAL INFORMATION

___________ __, 2001





AssetMark Large Cap  Growth  Fund
AssetMark Large Cap  Value  Fund
AssetMark Small/Mid  Cap  Growth  Fund
AssetMark Small/Mid  Cap  Value  Fund
AssetMark International  Equity Fund
AssetMark  Real  Estate  Securities  Fund
AssetMark Tax-ExemptFixed Income Fund
AssetMark Core Plus Fixed Income Fund




This Statement of Additional Information ("SAI") provides general information about each of the series (individually, a "Fund" and collectively, the "Funds") of AssetMark Funds. This SAI is not a prospectus and should be read in conjunction with the Funds' current Prospectus dated ________ __, 2001, as supplemented and amended from time to time, which is incorporated herein by reference. To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.



AssetMark Funds
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701

Milwaukee, WI  53201-0701
Phone: (888) 278-5809

                                TABLE OF CONTENTS


General Information about AssetMark Funds......................................3

Description of the Funds.......................................................3

Investment Restrictions........................................................4

Investment Policies and Associated Risks.......................................5

Temporary Investments.........................................................25


Management of the Funds.......................................................27

Investment Advisor and Sub-Advisors...........................................29

Distribution and Shareholder Servicing........................................33

Service Providers.............................................................34

Code of Ethics................................................................35

Valuation of Shares...........................................................35

Purchase and Redemption of Shares.............................................36

Portfolio Transactions........................................................37

Taxes.........................................................................38

Performance Information.......................................................39

Independent Auditors..........................................................41

Financial Statements..........................................................41

Appendix......................................................................42




General Information about AssetMark Funds
--------------------------------------------------------------------------------

AssetMark Funds (the "Trust") is an open-end management investment company, or mutual fund, organized as a Delaware business trust on January 2, 2001. The Declaration of Trust permits the Trust to offer separate series (the "Funds") of units of beneficial interest and separate classes. The Funds are the first of several series that may be formed by the Trust and each currently consists of a single class of shares of beneficial interest. The Funds are each non-diversified series and have their own investment objectives and policies. The Trust may start more series and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares) at no par value. Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders.


Each share of the Funds represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares of the Funds do not have cumulative voting rights or any preemptive or conversion rights. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class, a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by, or under the direction of, the Trustees, in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Description of the Funds
--------------------------------------------------------------------------------

The AssetMark Large Cap Growth Fund (the "Large Cap Growth Fund"), AssetMark Large Cap Value Fund (the "Large Cap Value Fund"), AssetMark Small/Mid Cap Growth Fund (the "Small/Mid Cap Growth Fund"), AssetMark Small/Mid Cap Value Fund (the Small/Mid Cap Value Fund") and the AssetMark International Equity Fund (the "International Equity Fund") are each a non-diversified fund whose fundamental investment objective is capital appreciation over the long term. The AssetMark Real Estate Securities Fund (the "Real Estate Securities Fund") is a non-diversified fund whose fundamental investment objective is capital appreciation over the long term and current income is a secondary objective. The AssetMark Tax-Exempt Fixed Income Fund (the "Tax-Exempt Fixed Income Fund") is a non-diversified fund with a fundamental investment objective of current income exempt from federal income tax by investing at least 80% of its assets in municipal securities the income from which is exempt from federal income tax and not subject to the alternative minimum tax. The AssetMark Core Plus Fixed Income Fund (the "Core Plus Fixed Income Fund") is a non-diversified fund with a fundamental investment objective of providing current income consistent with a lower volatility of principal. These fundamental objectives may not be changed without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the prospectus or hereafter are non-fundamental, which means that they may be changed solely by action of the Board of Trustees, without shareholder approval.


Investment Restrictions
--------------------------------------------------------------------------------

Unless otherwise noted, each of the Funds has adopted and is subject to substantially identical fundamental investment restrictions. These investment restrictions of the Funds may be changed only with the approval of the holders of a majority of a Fund's outstanding voting securities. As used in this SAI, "a majority of a Fund's outstanding voting securities" means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund.


The percentage limitations referred to in these restrictions, apply only at the time of investment. A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by a Fund will not be considered a violation of such limitation, and a Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.


1. No Fund will act as underwriter for securities of other issuers except as they may be deemed an underwriter in selling a portfolio security.


2. No Fund will make loans if, as a result, the amount of a Fund's assets loaned would exceed the amount permitted under the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its portfolio securities and (iv) loan money to other Funds within the Trust in accordance with the terms of the 1940 Act or any applicable rule or regulation Thereof or any exemption therefrom.

3. No Fund will purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) the securities of other investment companies or investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities; and (ii) the Real Estate Securities Fund's investment in real estate securities. The Real Estate Securities Fund will invest at least 25% of its total assets in securities of companies in the real estate industry.

4. No Fund will borrow money in an amount exceeding the amount permitted under the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom, provided that (i) investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets or maintain a margin account to facilitate the settlement of securities transactions are not considered borrowings for the purposes of this limitation and (ii) each Fund may borrow money from other Funds within the Trust in accordance with the terms of the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom


5. No Fund will issue senior securities to the Funds' presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Funds from (i) making any permitted borrowings, loans, mortgages, or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.


6. No Fund will purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies that own or invest in real estate (including REITs) commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts. Each Fund may temporarily hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of such Fund's ownership of real estate investment trusts, securities secured by real estate or interests thereon or securities of companies engaged in the real estate business.


Investment Policies and Associated Risks
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of each Fund's investment policies and their associated risks identified in the Funds' Prospectus. Unless otherwise noted, these policies pertain to all of the Funds and are not fundamental and may be changed by the Board of Trustees of the Fund. Each Fund is permitted to hold securities and engage in various strategies as described hereafter, but none are obligated to do so, except as otherwise noted.

Common and Preferred Stock

Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Debt Securities" below.

Debt Securities


The Funds may invest in debt securities, including those convertible into common stocks. Debt purchased by each Fund, except the Core Plus Fixed Income Fund, will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by Standard and Poor's ("S&P"), or Baa or higher by Moody's Investors Services ("Moody's"). Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. The Core Plus Fixed Income Fund may invest in high yield debt securities or "junk bonds" that are considered high risk. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.


Debt Securities Ratings. The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor or respective sub-advisor will consider such an event in determining whether the Fund involved should continue to hold the security. For a more detailed description of ratings, see Appendix.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure


In lieu of investing directly, the Funds are authorized to seek to achieve their investment objective by converting to a Master/Feeder Fund Structure pursuant to which each Fund would invest all of its investable assets in a corresponding investment company having substantially the same investment objectives and policies as the Fund.


The Funds' methods of operation and shareholder services would not be materially affected by their investment in other investment companies ("Master Portfolios") having substantially the same investment objective and polices as the corresponding Funds, except that the assets of the Funds may be managed as part of a larger pool. If the Funds invested all of their assets in corresponding
Master Portfolios, they would hold only beneficial interests in the Master Portfolios; the Master Portfolios would directly invest in individual securities of other issuers. The Funds would otherwise continue their normal operation. The Board of Trustees would retain the right to withdraw any Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; such Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no immediate intention to convert the Funds to a Master/Feeder Fund structure. The Board of Trustees has authorized this non-fundamental investment policy to facilitate such a conversion in the event that the Board of Trustees determines that such a conversion is in the best interest of the Funds' shareholders. If the Board of Trustees so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Funds' Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Funds' conversion and their shareholders would be notified.

Non-Diversification of Investments

Each Fund is non-diversified under the 1940 Act. This means that under the 1940 Act, there is no restriction as to how much a Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of each Fund's total assets. In addition, each Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of each Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As non-diversified investment companies, the Funds may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.


Sector Focus

The Large Cap Value Fund and the Small/Mid Cap Value Fund may, from time to time, invest a greater amount of their assets in certain market sectors such as financial services and basic industries than in other market sectors. The financial services sector may be adversely affected by changes in economic conditions and interest rates as well as legislative initiatives both of which my impact the profitability of companies in that sector. Companies in the basic industries sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth. The Large Cap Growth Fund and the Small/Mid Cap Growth Fund may, from time to time, invest a greater amount of their assets in market sectors such as technology and health care than in other market sectors. Companies in the technology sector are subject to the risks such as those relating to potential rapid obsolescence of technology, failure of the market to accept new technologies, and difficulty in obtaining financing for necessary research and development or expansion. Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, in addition to those risks related to legislative and regulatory action which may affect profitability of companies in that sector.

Real Estate Industry Concentration

The Real Estate Securities Fund will invest at least 80% of its net assets (including amounts borrowed) in the securities of companies in the real estate industry. The concentration of the Real Estate Securities Fund's investments in the real estate industry will subject the Real Estate Securities Fund to risks in addition to those that apply to the general equity markets. Economic, legislative or regulatory developments may occur which significantly affect the entire real estate industry and thus may subject the Real Estate Securities Fund to greater market fluctuations than a fund that does not concentrate in a particular industry. In addition, the Real Estate Securities Fund will generally be subject to risks associated with direct ownership of real estate, such as decreases in real estate value or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Because of the Real Estate Securities Fund's strategy to concentrate in the real estate industry, it may not perform as well as other mutual funds that do not concentrate in only one industry.


Borrowings


Each Fund may borrow funds to meet redemptions, for other emergency purposes or to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. A Fund may borrow for such purposes an amount equal to 33 1/3% of the value of its total assets. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Leveraging, by means of borrowing, may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.


Securities Lending

Each of the Funds may lend its portfolio securities to unaffiliated broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned in order to increase return on portfolio securities. Collateral for such loans may include cash, securities of the U.S.
government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under "Temporary Investments," or any combination thereof. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed to be of good standing and when, the income to be earned from the loan justifies the attendant risks.

When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

Securities lending arrangements with broker/dealers require that the loans be secured by collateral equal in value to at least the market value of the securities loaned. During the term of such arrangements, a Fund will maintain such value by the daily marking-to-market of the collateral.

Restricted and Illiquid Securities


The Funds may invest up to 15% of their net assets in securities that are illiquid at the time of purchase, which means that their may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security. In either case, the Board of Trustees, with the assistance of the Advisor, sub-advisors and/or pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.


Foreign Equities


Each Fund's investments in the securities of foreign issuers may include both securities of foreign corporations and securities of foreign governments and their political subdivisions. By investing its assets in investments that are tied economically to different countries throughout the world, the International Equity Fund will be subject to these additional risks; as a result the net asset value of the International Equity Fund may be more volatile, and the risks of loss greater, than for a domestic fund.

Each Fund may invest in foreign securities directly, or through American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as Global Depositary Receipts ("GDRs"). Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities, as well as securities of foreign issuers, involve certain inherent risks generally associated with investments in foreign securities, including the following:


Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.


Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by a Fund, denominated in that currency. Such changes will also affect a Fund to the extent that the Fund is invested in ADRs or GDRs.


Taxes. The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and that may ultimately be available for distribution to the Fund's shareholders.

Emerging Market Countries. The International Equity Fund may invest up to 20% of its assets in emerging market countries or developing countries as defined by World Bank International Financial Corporation or the Morgan Stanley Capital International (MSCI) Index. Developing countries may impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Foreign Currency Transactions. Although each Fund values its assets daily in U.S. dollars, they are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis. A Fund's foreign currencies generally will be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, a Fund could suffer a loss of some or all of the amounts deposited. A Fund may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a "spread," which is the difference between the prices at which the dealers are buying and selling foreign currencies. None of the Funds currently expects to hedge its foreign currency exposure under normal market conditions.


Although the Funds currently do not have any intention of routinely entering into forward currency contracts, each Fund may do so, either directly or, in the case of the Core Plus Fixed Income Fund, through the underlying mutual funds in which it invests. Except where segregated accounts are not required under the 1940 Act, when a Fund enters into a forward contract or currency futures, the Custodian will place cash, U.S. government securities, or high-grade debt securities into segregated accounts of such Fund in an amount equal to the value of that Fund's total assets committed to consummation of forward contracts and currency futures. If the value of these segregated securities declines, additional cash or securities will be placed in the appropriate account on a daily basis so that the account value is at least equal to the Fund's commitments to such contracts.


Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the $US price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the $US equivalent of the anticipated sales proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Advisor or the respective sub-advisor believes will have a positive correlation to the values of the currency being hedged. In addition, although not currently anticipated, each Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a Fund owns securities denominated in a foreign currency and the Advisor or sub-advisor believes that currency will decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedges." Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counter-party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counter-party to do so would result in the loss of any expected benefit of the transaction.

As is the case with future contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counter-party. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counter-party, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Small Cap/Mid Cap Volatility

Many of the companies in which the Small/Mid Cap Value Fund, Small/Mid Cap Growth Fund and Real Estate Securities Fund may invest will include those that have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small companies to changing economic conditions and the fewer market makers and the wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Smaller company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that a Fund that invests primarily in Small and Mid Cap issuers will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

Municipal Securities

The Tax-Exempt Fixed Income Fund invests primarily in municipal securities. Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities").

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, street, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds. The Tax-Exempt Fixed Income Fund may invest in, but is not limited to, the following types of Municipal Securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality's pledge of taxation.

The Tax-Exempt Fixed Income Fund is not required to sell a Municipal Security if the security's rating is reduced below the required minimum subsequent to the Fund's purchase of the security, However, it will consider this event in the determination of whether the Fund should continue to hold the security in its portfolio. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's "S&P", or Fitch Investors Service, Inc. ("Fitch"), change because of changes in those organizations or in their rating systems, the Tax-Exempt Fixed Income Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Funds' prospectuses.


Under normal circumstances, the Tax-Exempt Fixed Income Fund will invest its assets in intermediate to long-term municipal securities. The Fund will seek to invest in Municipal Securities of such maturities as the investment adviser believes will produce current income consistent with prudent investment. The Fund will also consider current market conditions and the cost of the insurance obtainable on such securities.


Participation Interests. The financial institutions from which the tax-free funds purchase participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Funds the right to demand payment on specified notice (normally within 7 days for the money market funds and 30 days for the bond fund) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by a Fund. By purchasing participation interests, the Fund is buying a security meeting its quality requirements and is also receiving the tax-free benefits of the underlying securities.

In the acquisition of participation interests, the investment adviser will consider the following quality factors: a high-quality underlying municipal security (of which the Fund takes possession); a high-quality issuer of the participation interest; or a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

Municipal Leases. The Tax-Exempt Fixed Income Fund may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Municipal charters or the nature of the appropriation for the lease may limit lease obligations. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate Funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Municipal leases may be considered illiquid so the Advisor must carefully examine the liquidity of the lease before investing. The Advisor considers: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property if the lease was terminated; the lessee's general credit strength; the possibility that the lessee will discontinue appropriating funding for the lease property because the property is no longer deemed essential to its operations; and any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

Credit Enhancement. Some of the investments of the Tax-Exempt Fixed Income Fund may be credit enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default or change in the credit quality of the credit enhancer will adversely affect the quality and marketability of the underlying security and could cause losses to the Tax-Exempt Fixed Income Fund and affect its share prices. The Tax-Exempt Fixed Income Fund may invest in securities credit-enhanced by banks, and thus the value of those credit enhancements will be affected by developments affecting the economic health and viability of banks. The Funds typically evaluate the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement, rather than the issuer.

Variable Rate Municipal Securities. The Tax-Exempt Fixed Income Fund may purchase some municipal securities with variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis (i.e., every 30 days). Many variable rate municipal securities are subject to payment of principal on demand by the Fund, usually in not more than seven days. If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Advisor believes the security cannot be sold within seven days, the Advisor may consider the security to be illiquid. However, the Fund's investment limitations provide that it will not invest more than 15% of its net assets in illiquid securities. All variable rate municipal securities will meet the quality standards for the Fund. The Advisor has been instructed by the Trustees to monitor the pricing quality and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of NRSROs and other analytical services.

Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Industrial Development Bonds. The Tax-Exempt Fixed Income Fund may invest in industrial development bonds, which is a type of municipal security. Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities. Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the corporations to locate within their communities. Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds. The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities. These bonds will be considered municipal securities eligible for purchase by the Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Trust and/or the Advisor, is exempt from federal income tax. The Fund may invest in industrial development bonds (including pollution control revenue bonds) as long as they are not from the same facility or similar types of facilities or projects.

Municipal Securities Risks. Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its investment objectives also depends on the continuing ability of the issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

The value of the Tax-Exempt Fixed Income Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal securities in the Fund's portfolio, as well as on market conditions. Municipal securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund's portfolio. Investing in municipal securities that meet the Fund's quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

Municipal Bond Insurance. The Tax-Exempt Fixed Income Fund may purchase municipal securities covered by insurance. The insurance guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either: covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance"), or insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will require or obtain municipal bond insurance when purchasing municipal securities that would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Advisor, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Advisor anticipates that the Fund may have investments in insured municipal securities.

Issuer-Obtained Insurance Policies are non-cancelable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale. The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio, but also until their final maturity even if they are sold out of the Fund's portfolio. This allows the securities to have coverage that benefits all subsequent holders of those municipal securities. The Fund will obtain insurance covering municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Advisor, the Fund would receive net proceeds from the sale of those securities. Net proceeds are calculated after deducting the cost of the permanent insurance and related fees. Also, the proceeds received must be significantly more than the proceeds the Fund would have received if the municipal securities were sold without insurance. Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

The Fund pays the premiums for the Policies and, as a result, the yield on the Fund's portfolio is reduced. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. Depending upon the characteristics of the municipal security held by the Fund, the annual premiums for the Policies are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

The Fund may purchase Policies from Municipal Bond Investors Assurance Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("Financial Guaranty"), Financial Security Assurance ("FSA") or any other municipal bond insurer which is rated in the highest rating category by an NRSRO. Under each Policy, the insurer is obligated to provide insurance payments pursuant to valid claims. The claims must be equal to the payment of principal and interest on those municipal securities the Policy insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. The insurance feature is intended to reduce financial risk, but the cost of the insurance and compliance with the investment restrictions imposed by the guidelines in the Policies will reduce the yield to shareholders of the Fund.

MBIA, AMBAC, Financial Guaranty and FSA will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio. Also neither, MBIA, AMBAC, Financial Guaranty or FSA may cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, Financial Guaranty and FSA will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any of the Policies if they determine that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved. Additionally, the Board of Trustees reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, Financial Guaranty or FSA if such carriers are rated in the highest rating category by an NRSRO.

Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments become due. However, the issuer does not pay principal and interest. In the event of any acceleration of the due date of the principal, the guaranteed payments will be made in such amounts and at such times as payments of principal would have been due had there been no acceleration. Reasons for possible acceleration are mandatory or optional redemption (other than acceleration by reason of mandatory sinking Fund payments), default or otherwise. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond holders or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small-issue industrial development municipal bonds and pollution-control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer. The insurers do this if there are any changes in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments required to be made by or on behalf of the issuer pursuant to the terms of the municipal securities. A "when-issued" municipal security will be covered under the Policies upon the settlement date of the original issue of such "when-issued" municipal security. In determining whether to insure municipal securities held by the Fund, each municipal bond insurer will apply its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities.

Regarding marketability of the Fund, if the Fund holds the first type of Policy where the municipal bond insurers are liable only for the Fund's payments of principal and interest, then the Fund has no marketability benefit because the Policy terminates on the date of a sale. On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default. The Fund will also place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum high grade (i.e., rated in the highest rating category by an NRSRO) that are not in default. To the extent the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

Derivatives

Although each Fund, other than the International Equity Fund, currently has no intention to invest in derivative securities, each Fund may do so, either directly or, in the case of the Core Fixed Income Fund, through the underlying mutual funds in which it invests. Each Fund may invest in stock index futures to hedge the value of their portfolio against changes in market conditions. The Funds may invest in a wide range of derivatives, including call and put options, futures, and forward contracts, for hedging purposes as well as direct investment.

Buying Call and Put Options. Each Fund has the ability to purchase call options. Such transaction may be entered into in order to limit the risk of a substantial increase in the market price of the security that a Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

Each Fund also has the ability to purchase put options. By buying a put, a Fund has the right to sell the security at the exercise price, thus limiting its risk of risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options. Each Fund has the ability to write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as a Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Fund give the holder the right to buy the underlying securities from the Fund as a stated exercise price. A call option written by a Fund is "covered" if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. Each Fund may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. A Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered in to a closing purchase transaction.

As a writer of an option, a Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause each Fund to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to each Fund's ability to close out the option it has written.

Each Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, the Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call option on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicated the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When a Fund writes a secured put option, in will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, each Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Funds may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Funds' ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that the Funds will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Funds to use cash or proceeds from the investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Fund will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. Likewise, a Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Over-the-Counter ("OTC") Options. Each Fund has the ability to engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote to option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the U.S. Securities and Exchange Commission ("SEC") has often taken the position that purchased OTC options and the assets used to "cover" written OTC options are illiquid securities. The Funds will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Funds.

Futures Contracts. Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin". Thereafter, a Fund may need to make subsequent deposits, known as "variation margin", to reflect changes in the level of the stock index. Each Fund may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of a Fund's net assets.

To the extent a Fund enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures. Although each of the Funds may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Fund receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Fund's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Fund's initial investment in such a contract.

Successful use of futures contracts depends upon the sub-advisor's ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that the sub-advisor's judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Fund's strategies for hedging its securities.

Futures purchased or sold by the International Equity Fund (and related options) will normally be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, the International Equity Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Other Investment Companies

Each Fund, except the Core Plus Fixed Income Fund, currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund as a whole. The Core Plus Fixed Income Fund is currently a "fund of funds" and is not subject to the above restrictions except that it is prohibited from acquiring shares of another mutual fund if, immediately after such acquisition, it and/or its affiliated persons would hold more than 3% of such mutual fund's total outstanding stock. This prohibition may prevent the Core Plus Fixed Income Fund from allocating its investment in the manner the Advisor considers optimal. The Core Plus Fixed Income Fund's investment strategy of indirect investment through other investment companies is non-fundamental and may therefore be changed, without shareholder approval, to a strategy of direct investment, using the multi-manager approach, as a means to achieve its investment objective.

In addition, each of the Funds may invest from time to time in securities issued by other investment companies that invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund's shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bear directly in connection with their own operations.

When-Issued Purchases, Delayed Delivery and Forward Commitments

Each Fund may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. A Fund's forward commitments and when-issued purchases are not expected to exceed 25% of the value of its total assets absent unusual market conditions. When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, a Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, a Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable then the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. In these cases a Fund may realize a capital gain or loss.

When a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

Short Sales

Although not currently part of any of the Fund's investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities. A Fund must borrow the security to deliver it to the buyer. A Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out. The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Fund also has the ability to make short sales "against the box," a transaction in which a Fund enters into a short sale of a security owned by such Fund. A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position. A Fund receives the net proceeds from the short sale.

Mortgage-Backed and Asset-Backed Securities

The Core Plus Fixed Income Fund may, via the underlying investment companies in which it invests, purchase residential and commercial mortgage-backed as well as other asset-backed securities (collectively called "asset-backed securities"). These securities are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association "GNMA"), Federal National Mortgage Association "FNMA"), Federal Home Loan Mortgage Corporation "FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments. The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average-weighted maturity of each Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.
Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Mortgage-backed securities such as collateralized mortgage obligations ("CMOs") may also be purchased. There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Investments in CMO certificates can expose the Fund to greater volatility and interest rate risk than other types of mortgage-backed obligations. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing, or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Non-mortgage  asset-backed  securities  do not  have  the  benefit  of the  same security in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Warrants

Each of the Funds have the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. During normal market conditions, no more than 5% of each Fund's net assets will be invested in warrants. This 5% limit includes warrants that are not listed on any stock exchange. Warrants acquired by the International Equity Fund in units or attached to securities are not subject to these limits.

Stripped Securities

Each Fund has the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their "face value," and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Temporary Investments
--------------------------------------------------------------------------------


Under normal market conditions, each Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with such Fund's investment objectives are not immediately available. Under theses circumstances, each Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets. Cash equivalents include investments such as U.S. government obligations, repurchase agreements, bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. A Fund may also have a portion of its assets invested in cash equivalents in order to meet anticipated redemption requests or if other suitable securities are unavailable. In addition, a Fund may reduce its holdings in equity and other securities and may invest in cash and cash equivalents for temporary defensive purposes, during periods in which the Advisor or sub-advisor believes changes in economic, financial or political conditions make it advisable.

Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although each of the Funds, except the Tax-Exempt Fixed Income Fund, may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor and/or sub-advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund's total assets at the time of purchase. Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by S&P, Moody's or similar rating by another nationally recognized rating agency. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or sub-advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.


Repurchase Agreements. Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S.
government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to a Fund's custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement. The Advisor or sub-advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

A Fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, a Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The use of repurchase agreements by a Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the realization by a Fund on the collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

U.S. Government Obligations. The Funds may each invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Funds may also each invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Management of the Funds
--------------------------------------------------------------------------------
Board of Trustees


The management and affairs of the Funds are supervised by the Board of Trustees of the Trust (the "Board"). The Board consists of five individuals, three of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act (the "Independent Trustees"). The Trustees are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Delaware in this regard. The Board establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds. The Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.




--------------------------------------------- ------ --------------------- ---------------------------------------
Name and Address                               Age      Position with              Principal Occupations
                                                          the Trust              During the Past Five Years
--------------------------------------------- ------ --------------------- ---------------------------------------
*Ronald Cordes                                 41    President,            Principal, AssetMark Investment
AssetMark Investment Services, Inc.                  Chairperson, Trustee  Services, Inc., 1994 to present;
2300 Contra Costa Boulevard, Suite 425                                     President, AssetMark Capital
Pleasant Hill, CA 94523-3967                                               Corporation, 1994 to present.
--------------------------------------------- ------ --------------------- ---------------------------------------
*Richard Steiny                                44    Trustee               Principal, AssetMark Investment
AssetMark Investment Services, Inc.                                        Services, Inc., 1994 to present;
411 Borel Avenue, Suite 501                                                Secretary, AssetMark Capital
San Mateo, CA 94402                                                        Corporation, 1994 to present.
--------------------------------------------- ------ --------------------- ---------------------------------------
William J. Klipp                               46    Independent Trustee   President and Chief Operating
c/o AssetMark Investment Services, Inc.                                    Officer, Schwab Investment
2300 Contra Costa Boulevard, Suite 425                                     Management, Inc. and Executive Vice
Pleasant Hill, CA 94523-3967                                               President, Schwab Funds since 1993.
--------------------------------------------- ------ --------------------- ---------------------------------------
Leonard Rossen                                 69    Independent Trustee   President, Len Rossen Consulting (a
c/o AssetMark Investment Services, Inc.                                    legal consulting firm), 1999 to
2300 Contra Costa Boulevard, Suite 425                                     present; Corporate Counsel, Franklin
Pleasant Hill, CA 94523-3967                                               Templeton Mutual Funds and
                                                                           Distributors, Inc., 1996-1999;
                                                                           Regional Counsel and Vice President,
                                                                           Equitable Life Insurance Society,
                                                                           1987-1996.
--------------------------------------------- ------ --------------------- ---------------------------------------
R. Thomas DeBerry                              60    Independent Trustee   President, DeBerry Consulting (a
c/o AssetMark Investment Services, Inc.                                    securities consulting firm), 1988 to
2300 Contra Costa Boulevard, Suite 425                                     present; Director, Investment Manager
Pleasant Hill, CA 94523-3967                                               Services Division of Resources Trust
                                                                           Company, 1998 to 2000.
--------------------------------------------- ------ --------------------- ---------------------------------------
John Whittaker                                 31    Vice President        Vice President and Chief Operating
AssetMark Investment Services, Inc.                                        Officer, AssetMark Investment
2300 Contra Costa Boulevard, Suite 425                                     Services, 2000 to present; Director
Pleasant Hill, CA 94523-3967                                               of Operations, AssetMark Investment
                                                                           Services, Inc., 1997 to 2000;
                                                                           Regional Consultant, AssetMark
                                                                           Investment Services, Inc., 1994 to
                                                                           1997.
--------------------------------------------- ------ --------------------- ---------------------------------------
Carrie E. Hansen                               30    Treasurer             Director of Operations, AssetMark
2300 Contra Costa Boulevard, Suite 425                                     Investment Services, Inc., 2000 to
Pleasant Hill, CA 94523-3967                                               present; Director of Operations,
                                                                           Barclays  Global  Investors,   1998
                                                                           to  2000;  Principal,   Domestic  Fund
                                                                           Accounting,  Barclays Global Investors,
                                                                           1997-1998,  Manager, Coopers & Lybrand,
                                                                           1996 to 1997.
--------------------------------------------- ------ --------------------- ---------------------------------------
Teresa Escano                                  39    Secretary             Director of Advisor Services Group,
2300 Contra Costa Boulevard, Suite 425                                     AssetMark Investment Services, Inc.,
Pleasant Hill, CA 94523-3967                                               2000 to present; Manager of Advisor
                                                                           Services Group, 1997 to 2000;
                                                                           Portfolio Manager Administrator for
                                                                           The Headlands Group, Inc. (an
                                                                           investment adviser), 1992 to 1997.
--------------------------------------------- ------ --------------------- ---------------------------------------

* "Interested persons" as defined in the 1940 Act.

COMPENSATION

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $5,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested persons who serve as Trustees of the Trust receive no compensation for their service as Trustees. These compensation amounts will remain in place until the assets of the Trust reaches $500 million. At such time, the independent trustees will receive retainer fees of $10,000 per year and $2,500 per Board meeting attended, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The members of the Trust's Board of Trustees are expected to receive the following compensation for the upcoming year:



                                                                                                      Total
                                   Aggregate         Pension or Retirement   Estimated Annual   Compensation from
  Name of Person/Position    Compensation From the    Benefits Accrued as      Benefits Upon      Trust Paid to
                                     Trust1          Part of Fund Expenses      Retirement           Trustees
---------------------------- ----------------------- ----------------------- ------------------ -------------------
Ronald D. Cordes,                     None                    None                 None                None
President, Chairperson,
Trustee
---------------------------- ----------------------- ----------------------- ------------------ -------------------
Richard Steiny,                       None                    None                 None                None
Trustee
---------------------------- ----------------------- ----------------------- ------------------ -------------------
William J. Klipp,                    $9,000                   None                 None               $9,000
Independent Trustee
---------------------------- ----------------------- ----------------------- ------------------ -------------------
Leonard Rossen,                      $9,000                   None                 None               $9,000
Independent Trustee
---------------------------- ----------------------- ----------------------- ------------------ -------------------
R. Thomas DeBerry,                   $9,000                   None                 None               $9,000
Independent Trustee
---------------------------- ----------------------- ----------------------- ------------------ -------------------
1 These represent estimates for the current fiscal year ending March 31, 2002.



Control Persons, Principal Holders of Securities and Management Ownership


A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds. As of _____, 2001, for organizational purposes, AssetMark Investment Services, Inc., the Funds' investment advisor, owned of record 100% of the shares of each of the Funds. Accordingly, as of _____, 2001, AssetMark Investment Services, Inc. owned a controlling interest in each of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.


Management Ownership


As of ________, 2001, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each of the Funds.


Investment Advisor and Sub-Advisors
--------------------------------------------------------------------------------

AssetMark Investment Services, Inc. (the "Advisor"), a California corporation, serves as the investment adviser to the Funds. The Advisor is registered as an investment adviser with the SEC. The Advisor provides investment consulting and administrative services to financial intermediaries, and currently administers in excess of $1.5 billion in assets, including mutual funds and privately managed accounts.

On March 29, 2001, the Board of the Trustees of the Trust, on behalf of the Funds, approved an investment advisory agreement (the "Agreement") with the Advisor for an initial one-year period. After the first year, this Agreement may continue on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Funds. In either event, it must also be approved by a majority of the Independent Trustees of Trust who are not parties to the Agreement at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds. The Advisor's investment decisions are made subject to the direction and supervision of the Board of Trustees.

Unlike the other Funds, the Core Plus Fixed Income Fund is currently structured as a "fund of funds" and is not managed by sub-advisors. The Core Plus Fixed Income Fund may, however, change its investment strategy to one of direct investment. In this situation, the Advisor would retain one or more sub-advisors to manage all or a portion of the Core Plus Fixed Income Fund's assets.


With respect to each of the Funds other than the Core Plus Fixed Income Fund, the Advisor oversees the investment advisory services provided to the Funds and manages the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with the Advisor, and under the supervision of the Advisor and the Board of Trustees, a number of sub-advisors are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisors are selected for the Funds based primarily upon the research of BARRA RogersCasey ("BRC"), consultant to the Advisor, who evaluates quantitatively and qualitatively a sub-advisor's skills and investment results in managing assets for specific asset classes, investment styles and strategies. The Advisor is responsible for the payment of all fees to BRC.

Subject to Board review and with the research assistance of BRC, the Advisor allocates and, when appropriate, reallocates the Funds' assets among sub-advisors, monitors and evaluates Sub-Advisor performance, and oversees sub-advisor compliance with the Funds' investment objectives, policies and restrictions. The advisor has ultimate responsibility for the investment performance of the Funds pursuant to its responsibility to oversee the sub-advisors and recommend their hiring and/or replacement. For its advisory services, the Advisor is entitled to a fee, calculated daily and paid monthly, at an annual fee from each Fund according to the following table:


                                               Advisory Fee (as a percentage of
          Fund:                                   average daily net assets):
          -----                                   --------------------------
          Large Cap Growth Fund                              0.95%
          Large Cap Value Fund                               0.95%
          Small/Mid Cap Growth Fund                          0.95%
          Small/Mid Cap Value Fund                           1.00%
          International Equity Fund                          0.95%
          Real Estate Securities Fund                        0.95%
          Tax-Exempt Fixed Income Fund                       0.80%
          Core Plus Fixed Income Fund                        0.75%


The Advisor pays the sub-advisors a fee out of its advisory fee that is based on a percentage of the average monthly market value of the assets managed by each sub-advisor.

The Agreement and certain of the sub-advisory agreements provide that the Advisor or any sub-advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the sub-advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.


The continuance of the Agreement and each sub-advisory agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Board, and (ii) by the vote of a majority of the Independent Trustees who are not parties to such Agreement or sub-advisory agreement, cast in person at a meeting called for the purpose of voting on such approval. The Agreement or a sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Advisor (or sub-advisor) or by the Advisor (or sub-advisor) on 90 days' written notice to the Trust.


The Sub-Advisors


Brandes Investment Partners, L.P. ("Brandes"), sub-advisor of the Large Cap Value Fund, is an independent investment advisory firm that was found in 1974 as a sole proprietorship. The organizational structure was changed to a California corporation in August 1985, and to a California limited partnership in May 1996. Brandes was first registered with SEC in 1975 and currently has approximately $50.9 billion in assets under management.

Deutsche Asset Management, Inc. ("DeAM"), sub-advisor of the Large Cap Value Fund, is a Delaware corporation founded in December 1985. DeAM is affiliated with Deutsche Bank, which was founded in 1870. DeAM is a registered as an investment adviser with the SEC and currently manages approximately $677 billion in assets.

TCW Investment Management Company ("TIMCO"), sub-advisor of the Large Cap Growth Fund and Small/Mid Cap Growth Fund, is a member of The TCW Group, Inc., a group of affiliated financial companies founded in 1971 and providing a broad range of international and U.S. equity and fixed income investment products and services. TIMCO is a registered as an investment adviser with the SEC and currently manages approximately $80 billion in assets.

Provident Investment Counsel ("Provident"),sub-advisor of the Large Cap Growth Fund, is a wholly owned subsidiary of Old Mutual. Provident Investment Counsel is a fully discretionary, growth style SEC-registered investment advisor providing equity, balanced, and fixed income management services.

Cramer Rosenthal McGlynn, LLC ("Cramer"), sub-advisor of the Small/Mid Cap Value Fund, is a New York limited liability company and through December 31, 1997, its predecessor, Cramer Rosenthal McGlynn, Inc., was originally founded in 1973. Cramer offers separate account management for small/mid cap value equity, small cap value equity, mid cap value equity, and balanced portfolio management for both tax-exempt and taxable clients. Cramer currently manages a variety of institutional portfolios for corporate pension funds, endowments and foundations, as well as private accounts for individuals, family trusts and estates. Cramer has been registered with the SEC as an investment advisor since 1976.

Ariel Capital Management, Inc. ("Ariel"), sub-advisor of the Small/Mid Cap Value Fund, is a subchapter S corporation specializing in undervalued small- and medium-sized companies. Ariel is a registered investment advisor with approximately $5.5 billion in assets under management for individual as well as institutional clients.

William Blair & Co., LLC ("William Blair"), sub-advisor of the Small/Mid Cap Growth Fund, is a limited liability company providing a wide variety of investment banking, brokerage and related services, as well as providing investment management services to client discretionary accounts. William Blair is registered with the SEC as an investment advisor and has approximately $13.0 billion in assets under management.

Lazard Asset Management ("Lazard"), a division of Lazard Freres & Co., is a sub-advisor of the International Equity Fund. Lazard provides a wide variety of investment banking, brokerage and related services. Lazard and its affiliates also provide investment management services to client discretionary accounts. Lazard Asset Management is an SEC-registered investment.

Lombard Odier International Portfolio Management Limited ("Lombard"), sub-advisor of the International Equity Fund, is one of the SEC-registered entities within the Lombard Odier Group responsible for managing North American clients. Lombard began managing institutional assets on a discretionary basis on April 16, 1979. The Lombard Odier Group manages institutional assets totaling over $25 billion.

Lend Lease Rosen Real Estate Securities, LLC ("Lend Lease"), sub-advisor of the Real Estate Securities Fund, is a limited liability company and an affiliate of Lend Lease Real Estate Investments, Inc. Lend Lease is an SEC-registered investment advisor and provides investment management services to client discretionary accounts with assets totaling approximately $1.4 billion.

Weiss Peck & Greer, L.L.C. ("Weiss Peck"), sub-advisor on the Tax-Exempt Fixed Income Fund, is a limited liability company formed as an SEC-registered investment advisor in 1970 to manage individual accounts, and has since mutual fund and institutional account management. In 1988, Weiss Peck was purchased by Robeco Group, a leading European asset management company, for which Weiss Peck currently serves as the primary United States affiliate. The Robeco Group is owned by Rabobank Group, the only commercial bank in the world rated triple-A by all four of the major rating agencies. Weiss Peck manages approximately $18.2 billion in assets.


Distribution and Shareholder Servicing
--------------------------------------------------------------------------------

Distributor


AssetMark Capital Corporation (the "Distributor"), an affiliate of the Advisor, 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, California, 94523-3967 is the distributor for the shares of the Funds pursuant to a Distribution Agreement (the "Distributrion Agreement"), between the Trust on behalf of the Funds and Distributor dated ___________, 2001. The Distribution Agreement was approved by the Board, on March 29, 2001. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of shares of the Funds, will use its best efforts to distribute the Funds' shares.


Distribution Plan


The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act approved by the Board on March 29, 2001. The Plan authorizes payments by the Funds in connection with the distribution of Fund shares at an annual rate of 0.25% of each of the Fund's average daily net asset value ("NAV"). Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of a Fund, as determined by the Board, and for the purpose of providing certain services to existing shareholders. Such activities typically include: advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of the Distributor associated with the sale of shares of the Funds including equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which a Fund may finance without the Plan, that Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Funds regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases each Fund's expenses from what they would otherwise be. A Fund may engage in joint distribution activities with other AssetMark Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund's net assets.

Rule 12b-1 requires that (i) the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are made; (ii) the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan; and (iii) the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

With the exception of the Adviser, in its capacity as the Funds' investment adviser, no "interested person" of the Funds, as defined in the 1940 Act, and no Independent Trustee of the Trust has or had a direct or indirect financial interest in the Plan or any related agreement.


Shareholder Servicing Agents

Each Fund may enter into agreements with certain organizations that provide various services to Fund shareholders. Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from a Fund at an annual rate of up to 0.10% of the average daily NAV of the shares covered by their respective agreements for shareholder support. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.

Service Providers
--------------------------------------------------------------------------------

The Trust entered into a series of agreements whereby certain parties will provide various services to the Funds.

Firstar Mutual Fund Services, LLC ("Firstar") will provide accounting and administrative services and shareholder servicing to the Fund as transfer agent and dividend disbursing agent. Firstar's address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of Shares sold in each State for "Blue Sky" purposes and assistance in the preparation of the Fund's registration statement under federal and state securities laws.

Firstar Bank, N.A., an affiliate of Firstar, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of __________, 2001 ("Custody Agreement"), whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between Firstar and the Trust, Firstar also performs certain administrative, accounting and tax reporting functions for the Funds, including preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Funds' expense accruals and performing securities valuations and, from time to time, monitoring the Funds' compliance with their investment objectives and restrictions.

Code of Ethics
--------------------------------------------------------------------------------

The Trust, the Advisor, the Distributor and the sub-advisors have adopted Codes of Ethics that govern the conduct of employees of the Trust, Advisor, Distributor and sub-advisors who may have access to information about the Funds' securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by a Fund or other clients of the manager; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

Valuation of Shares
--------------------------------------------------------------------------------


Shares of each Fund are sold on a continuous basis at the net asset value ("NAV") per share next computed following acceptance of an order by the Fund. Each Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern
Time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio securities listed on a national or foreign securities exchange or Nasdaq for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the NYSE is open for business ("Business Day")) or, if there is no such reported sale, at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked price.


Information about the market value of each portfolio security may be obtained by the Advisor from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Other fixed-income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which approximates market value and involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees.


Purchase and Redemption of Shares
--------------------------------------------------------------------------------

The purchase and redemption price of shares is the NAV next calculated after receipt of an order in proper form. As described in the Funds' prospectus, financial institutions and intermediaries may purchase or redeem Fund shares on any day that the NYSE is open for business by placing orders with the Funds' Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems. Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.


It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

Purchases and redemptions of Fund shares may be made on any day the NYSE is open for business. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Distributor, and/or the Custodian are not open for business.

Portfolio Transactions
--------------------------------------------------------------------------------


Assets of a Fund are invested by the Advisor and the sub-advisor(s) in a manner consistent with the Fund's investment objectives, strategies, and policies and restrictions and with any instructions the Board may issue from time to time. Within this framework, the Advisor and sub-advisors are responsible for making all determinations as to the purchase and sale of portfolio securities f0or a Fund and for taking all steps necessary to implement securities transactions on behalf of a Fund. Subject to the policies established by the Board, the Advisor and/or the sub-advisors are responsible for placing orders to execute transactions in portfolio securities for a Fund. When placing orders, The Advisor and sub-advisors will seek to obtain the best net results taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved.

Consistent with their duty to obtain best execution, the Funds' Advisor and sub-advisors may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of shares of a Fund. The Funds have no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities, nor will the Funds purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.


For securities traded in the over-the-counter markets, the Advisor or sub-advisor(s) deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Advisor or sub-advisor(s) negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Advisor or sub-advisor(s) generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board periodically reviews the commission rates and allocation of orders.


When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Advisor or sub-advisor(s). Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. In addition, for the Advisor, such research or services may include advice concerning the allocation of assets among sub-advisors and the suitability of sub-advisors. To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Advisor or sub-advisor, the Advisor or sub-advisor receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. Such research or services provided by a broker-dealer through whom the Advisor or a sub-advisor effects securities transactions for a Fund may be used by the Advisor or sub-advisor in servicing all of its accounts. In addition, the Advisor or sub-advisor may not use all of the research and services provided by such broker-dealer in connection with the Fund.


The Trust may also enter into arrangements, commonly referred to as "brokerage/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion a Fund's custodian, administrative or transfer agency fees, etc., and, in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker. The sub-advisor, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Advisor. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

Taxes
--------------------------------------------------------------------------------


The Funds intend to qualify as a "regulated investment company" under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended. To qualify as a "regulated investment company" or "RIC" under Sub-Chapter M, a Fund (which is treated separately from each other series of the Trust for these purposes), must distribute to its shareholders for each taxable year at least 90% of the Fund's taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. Among these requirements are the following:

(a) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income;


(b) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months; and


(c) at the close of each quarter, (i) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer.


Each Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.


Distribution of any net long-term capital gains realized by a Fund will be taxable to a shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the shareholder. All net investment income distributed by a Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board. Dividends received shortly after purchase of shares by a shareholder will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.


Each Fund is required by federal law to withhold 31% of reportable payments (that may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Funds that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Performance Information
--------------------------------------------------------------------------------

Total Return

Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Cumulative Total Return

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Yield

Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     ---
                               c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other Information

The Funds' performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Funds may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Funds.

Comparison of Fund Performance

     The performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Funds may from time to time use the following unmanaged indices for performance comparison purposes:

     o S&P 500 - The S&P 500 is an index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

     o S&P MidCap 400 - The Standard & Poor's MidCap 400 Index is a widely recognized, unmanaged index of 400 medium-capitalization stocks.

     o Russell Midcap(R) - The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

     o Russell 1000(R) - The Russel 1000(R) Indez measures the performance of the 1,000 largest companies in the Russel 3000(R) Index, which represents approzimately 92% of the total market capitalization of the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

     o Russel 2000(R) - The Russel 2000(R) Index measures the performance of the 2,000 smallest companies in the Russel 3000(R0 Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

     o MS EAFE - The MSCI EAFE is an unmanaged index of over 1000 foreign common stock prices and includes the reinvestment of dividends.

     o Lehman Brothers Aggregate Bond - the Lehman Brothers Aggregate Bond Index is a market-capitalization weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Independent Auditors
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California, 94105-2119, serves as the Funds' independent auditors, whose services include examination of the Funds' financial statements and the performance of other related audit and tax services.

Financial Statements
--------------------------------------------------------------------------------

Audited financial statements will be filed by a pre-effective amendment.

Appendix
--------------------------------------------------------------------------------

Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.



                                 ASSETMARK FUNDS
                                     PART C
                                OTHER INFORMATION


Item 23. EXHIBITS.

(a)      Declaration of Trust
          (1) Certificate of Trust dated as filed with the Secretary of State of Delaware on January 2, 2001 was previously filed with Registrant's Initial Registration on Form N-1A filed with the SEC on January 9, 2001 and is incorporated by reference.

          (2) Agreement and Declaration of Trust dated January 8, 2001 is filed herewith as Exhibit No. EX-99.a.2.

(b)      Bylaws dated January 8, 2001 is filed herewith as Exhibit No. EX-99.b.

(c)      Instruments Defining Rights of Security Holders

               See Articles III, V and VI of the Registrant's Agreement and Declaration of Trust previously filed with the Registrant's Initial Registration Statement on Form N-1A on January 9, 2001 and incorporated by reference.

               See also, Article II of the Registrant's Bylaws, previously filed with the Registrant's Initial Registration Statement on Form N-1A on January 9, 2001 and incorporated by reference.

(d)      Investment Advisory Agreements

          (1) Form of Investment Advisory Agreement between Registrant and AssetMark Investment Services, Inc. is filed herewith as Exhibit No. EX-99.d.1.

          (2) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Brandes Investment Partners, L.P. to be filed by subsequent amendment.

          (3) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Deutsche Asset Management is filed herewith as Exhibit No. EX-99.d.3.

          (4) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and TCW Investment Management Company to be filed by subsequent amendment.

          (5) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Provident Investment Counsel is filed herewith as Exhibit No. EX-99.d.5.

          (6) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Cramer Rosenthal McGlynn, LLC is filed herewith as Exhibit No. EX-99.d.6.

          (7) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Ariel Capital Management, Inc. is filed herewith as Exhibit No. EX-99.d.7.

          (8) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and William Blair & Co., LLC is filed herewith as Exhibit No. EX-99.d.8.

          (9) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Lazard Asset Management to be filed by subsequent amendment.

          (10) Investment  Sub-Advisory  Agreement between AssetMark  Investment
               Services,   Inc.  and  Lombard  Odier   International   Portfolio
               Management to be filed by subsequent amendment.

          (11) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Lend Lease Rosen Real Estate Securities, LLC is filed herewith as Exhibit No. EX-99.d.11.

          (12) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Weiss Peck & Greer, L.L.C. is filed herewith as Exhibit No. EX-99.d.12.

(e)      Underwriting Agreements

          (1)  Form  of  Distribution   Agreement   between   AssetMark  Capital
               Corporation and Registrant is filed herewith as Exhibit No. EX-99.e.1.

          (2) Form of Sub-Distribution Agreement between AssetMark Capital Corporation and Quasar Distributors, LLC is filed herewith as Exhibit No. EX-99.e.2.

(f)      Bonus or Profit Sharing Contracts
              Not Applicable.

(g) Form of Custodian Agreement between Registrant and Firstar Bank, N.A. is filed herewith as Exhibit No. EX-99.g.

(h)      Other Material Contracts

          (1)  Form  of  Fund   Administration   Servicing   Agreement   between
               Registrant and Firstar Mutual Fund Services, LLC is filed herewith as Exhibit No. EX-99.h.1.

          (2)  Form  of  Fund  Transfer  Agent   Servicing   Agreement   between
               Registrant and Firstar Mutual Fund Services, LLC is filed herewith as Exhibit No. EX-99.h.2.

          (3) Form of Fund Accounting Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC is filed herewith as Exhibit No. EX-99.h.3.

(i)      Opinion and Consent of Counsel to be filed by subsequent amendment.

(j)      Other Opinions

          (1)  Consent  of  Independent   Public  Accountants  to  be  filed  by
               subsequent amendment.

          (2) Power of Attorney dated March 29, 2001 is filed herewith as Exhibit No. EX-99.j.2.

(k)      Omitted Financial Statements
              Not Applicable.

(l)      Agreement Relating to Initial Capital to be filed by amendment.

(m)      Rule 12b-1 Plan is filed herewith as Exhibit No. EX-99.m.

(n)      Rule 18f-3 Plan
              Not Applicable.

(o)      Reserved.

(p)      Code of Ethics

          (1) Joint Code of Ethics for AssetMark Investment Services, Inc. and AssetMark Capital Corporation is filed herewith as Ex-99.p.1.

          (2) Code of Ethics for Brandes Investment Partners, L.P. is filed herewith as EX-99.p.2.

          (3) Code of Ethics for Deutsche Asset Management is filed herewith as EX-99.p.3.

          (4) Code of Ethics for TCW Investment Management Company is filed herewith as EX-99.p.4.

          (5) Code of Ethics for Provident Investment Counsel is filed herewith as EX-99.p.5.

          (6) Code of Ethics for Cramer Rosenthal McGlynn, LLC is filed herewith as EX-99.p.6.

          (7) Code of Ethics for Ariel Capital Management, Inc. is filed herewith as EX-99.p.7.

          (8) Code of Ethics for William Blair & Co., LLC is filed herewith as EX-99.p.8.

          (9) Code of Ethics for Lazard Asset Management is filed herewith as EX-99.p.9.

          (10) Code  of  Ethics  for  Lombard  Odier   International   Portfolio
               Management Limited is filed herewith as EX-99.p.10.

          (11) Code of Ethics for Lend Lease Rosen Real Estate Securities, LLC is filed herewith as EX-99.p.11.

          (12) Code of Ethics for Weiss Peck & Greer, L.L.C. is filed herewith as EX-99.p.12.

          (13) Code of Ethics for Registrant is filed herewith as EX-99.p.13.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Article VII, Section 1 of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent of the Trust; and Investment Adviser, Principal Underwriter or placement agent of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. Nothing herein contained shall limit the liability of any agent from or against any liability to the Trust or any Shareholder to which such agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties to the Trust or the Shareholders.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisor.

     Other business, profession, vocation, or employment of a substantial nature in which each director, partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

AssetMark Investment Services, Inc. (the "Advisor")

     The Advisor is the investment advisor to each of the Registrant's series, which currently consist of: AssetMark Large Cap Value Fund, AssetMark Large Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities
Fund, AssetMark Tax-Exempt Fixed Income Fund, and AssetMark Core Plus Fixed Income Fund (the "Funds"). The principal business address of the Advisor is 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, California, 94523-3967. The Advisor is an investment advisor registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position with AssetMark  Other Company/ Business/Employment      Position/Relationship
                                                                          with other Company
Richard T. O'Toole, President     ACG Capital Corp.                       Vice President
                                  2300 Contra Costa Blvd., Suite 425
                                  Pleasant Hill, CA 94523

                                  ACG Realty Corp.                        Vice President & General
                                  2300 Contra Costa Blvd., Suite 425      Partner
                                  Pleasant Hill, CA 94523

Brian R. O'Toole, Secretary       ACG Capital Corp.                       Vice President
                                  2300 Contra Costa Blvd., Suite 425
                                  Pleasant Hill, CA 94523

                                  ACG Realty Corp.                        Vice President & General
                                  2300 Contra Costa Blvd., Suite 425      Partner
                                  Pleasant Hill, CA 94523

Richard E. Steiny, Treasurer      ACG Capital Corp.                       Vice President
                                  2300 Contra Costa Blvd., Suite 425
                                  Pleasant Hill, CA 94523

                                  ACG Realty Corp.                        Vice President & General
                                  2300 Contra Costa Blvd., Suite 425      Partner
                                  Pleasant Hill, CA 94523

Ronald D. Cordes, Senior Vice     ACG Capital Corp.                       President
President                         2300 Contra Costa Blvd., Suite 425
                                  Pleasant Hill, CA 94523

                                  ACG Management Corp.                    President
                                  2300 Contra Costa Blvd., Suite 425
                                  Pleasant Hill, CA 94523

James E. Minnick, Director        StoneRidge Investment Partners, LLC     Member, Board of Managing
                                  7 Great Valley Parkway, Suite 290       Members
                                  Malvern, PA 19355

                                  FITX Group Limited                      Director
                                  1 Park Road
                                  Hamilton HM 11
                                  Bermuda

                                  Philippe Investment Management, Inc.    Director
                                  The Chrysler Building
                                  405 Lexington Avenue
                                  New York, NY 10174

                                  Putnam Lovell Capital Partners, Inc.    President
                                  65 East 55th Street
                                  New York, NY 10022

                                  Putnam Lovell Group, Inc.               Managing Director
                                  65 East 55th Street
                                  New York, NY 10022

                                  Morgan Grenfell Investment Trust        President, Trustee
                                  885 Third Avenue
                                  New York, NY 10022

                                  Morgan Grenfell SMALL Cap Fund, Inc.    President, Director & CEO
                                  885 Third Avenue
                                  New York, NY 10022

                                  Morgan Grenfell, Inc.                   President, Director &
                                  885 Third Avenue                        Chief Executive Officer
                                  New York, NY 10022

                                  Morgan Grenfell, Inc.                   President, Secretary,
                                  885 Third Avenue                        Treasurer & Director
                                  New York, NY 10022

                                  Morgan Grenfell Asset Management        Director
                                  London, England

Daniel B. Seivert, Director       None                                    None

Brandes Investment Partners, L.P. ("Brandes")

     Brandes is a subadvisor to the Registrant's Large Cap Value Fund. The principal business address of Brandes is 11988 El Camino Real, Suite 500, San Diego, CA 92191-9048. Brandes is an investment advisor registered under the Advisers Act.

     No director, partner or principal officer of Brandes has at any time during the last two fiscal years engaged for his or her own account in any other business, profession, vocation, or employment of a substantial nature.

Deutsche Asset Management ("Deutsche")

     Deutsche is a subadvisor to the Registrant's Large Cap Value Fund. The principal business address of Deustsche is 130 Liberty Street, 17th Floor, New York, NY 10006. Deutsche is an investment advisor registered under the Advisers Act.


Name and Position with Deutsche       Other Company/ Business/Employment   Position/Relationship with
                                                                           other Company
Joshua Abraham Weinreich, Director    Bankers Trust Company                Managing Director
& Chairman                            130 Liberty Street
                                      New York, NY 10006

                                      Deutsche Bank AG                     Managing Director
                                      130 Liberty Street
                                      New York, NY 10006

Dean Sherman Barr, President &        RateXchange                          Board Member
Chief Investment Officer              185 Berry Street, Suite 3515
                                      San Francisco, CA 94107

                                      Bankers Trust Company                Managing Director
                                      130 Liberty Street
                                      New York, NY 10006

                                      Deutsche Bank AG                     Managing Director
                                      130 Liberty Street
                                      New York, NY 10006

Audrey Theresa Jones, Director &      SMALL Cap Fund                       Director & President
Executive Vice President              130 Liberty Street
                                      New York, NY 10006

Steven Schneider, Director &          Bankers Trust Company                Managing Director
Executive Vice President              130 Liberty Street
                                      New York, NY 10006

                                      Deutsche Bank AG                     Managing Director
                                      130 Liberty Street
                                      New York, NY 10006

William George Butterly, Secretary    Deutsche Bank AG                     Director
& Executive Vice President            130 Liberty Street
                                      New York, NY 10006

Mary Anne Mullin, Compliance Officer  Bankers Trust Company                Managing Director
                                      130 Liberty Street
                                      New York, NY 10006

Natalie Zornitsky, Director &         Bankers Trust Company                Managing Director
Executive Vice President              130 Liberty Street
                                      New York, NY 10006

                                      Deutsche Bank AG                     Managing Director
                                      130 Liberty Street
                                      New York, NY 10006

TCW Investment Management Company ("TCW")

     TCW is a subadvisor to the Registrant's Large Cap Growth and Small/Mid Cap Growth Funds. The principal business address of TCW is 865 South Figueroa St., Suite 1800, Los Angeles, CA 90017. TCW is an investment advisor registered under the Advisers Act.

                              Other Company/          Position/Relationship with
Name and Position with TCW    Business/Employment     other Company

Provident Investment Counsel ("Provident")

     Provident is a subadvisor to the Registrant's Large Cap Growth Fund. The principal business address of Provident is 300 North Lake Avenue, Pasadena, CA 91101. Provident is an investment advisor registered under the Advisers Act.

     No director, partner or principal officer of Provident has at any time during the last two fiscal years engaged for his or her own account in any other business, profession, vocation, or employment of a substantial nature.

Cramer Rosenthal McGlynn, LLC ("Cramer Rosenthal")

     Cramer Rosenthal is a subadvisor to the Registrant's Small/Mid Cap Value Fund. The principal address of Cramer Rosenthal is 707 Westchester Ave., White Plains, NY 10604. Cramer Rosenthal is an investment advisor registered under the Advisers Act.


Name and Position with Cramer         Other Company/ Business/Employment   Position/Relationship with
Rosenthal                                                                  other Company

Jay Brian Abramson, Executive Vice    Cramer Rosenthal McGlynn, Inc.       Executive Vice President
President                             707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Equities, LLC                    Executive Vice President
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                  Executive Vice President
                                      707 Westchester Ave.
                                      White Plains, NY 10604

Gerald Bertram Cramer, Chairman       Cramer Rosenthal McGlynn, Inc.       Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Equities, LLC                    Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                  Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      Proxymed                             Director
                                      2555 Davia Road, Suite 110
                                      Fort Lauderdale, FL  33317

                                      Tecnomatrix Technology               Director
                                      16 Hagal im Avenue
                                      Herzliya, Israel, 46733

Fred Marden Filoon, Senior Vice       Cramer Rosenthal McGlynn, Inc.       Senior Vice President
President                             707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Equities, LLC                    Senior Vice President
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                  Senior Vice President
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      Trudy Corp.                          Director
                                      353 Main Street
                                      Norwalk, CT 06851

Ronald Harward McGlynn, President &   Cramer Rosenthal McGlynn, Inc.       President & Chief
Chief Executive Officer               707 Westchester Ave.                 Executive Officer
                                      White Plains, NY 10604

                                      CRM Equities, LLC                    President & Chief
                                      707 Westchester Ave.                 Executive Officer
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                  President & Chief
                                      707 Westchester Ave.                 Executive Officer
                                      White Plains, NY 10604

Edward John Rosenthal, Vice Chairman  Cramer Rosenthal McGlynn, Inc.       Vice Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Equities, LLC                    Vice Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                  Vice Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

Lena Khatcherian, Portfolio Manager   None                                 None

Ted Thomas Cecala, Chairman of the    None                                 None

Board and Chief Executive Officer

William R. Cline, Jr., Executive      None                                 None
Vice Presdient

David Wade Jennings, Vice Chairman    None                                 None

Ariel Capital Management, Inc. ("Ariel")

     Ariel is a subadvisor to the Registrant's Small/Mid Cap Value Fund. The principal business address of Ariel is 200 East Randolph Drive, Suite 2900, Chicago, IL 60601. Ariel is an investment advisor registered under the Advisers Act.


                                      Other Company/                       Position/Relationship with
Name and Position with Ariel          Business/Employment                  other Company

John Washington Rogers, Chairman      None                                 None
and Chief Executive Officer

Mellody Louise Hobson, President      None                                 None

Eric Taylor Mckissack, Senior Vice    None                                 None
President, Vice Chairman & Co-Chief
Investment Officer

James William Atkinson, Executive     None                                 None
Vice President & Chief Financial
and Administrative Officer

Merrillyn Jean Kosier, Senior Vice    None                                 None
President

Roger Paul Schmitt, Vice President,   None                                 None
Chief Information Officer

Peter Quentin Thompson, Senior Vice   None                                 None
President

Franklin Lyon Morton, Senior Vice     None                                 None
President, Director of Research

James Edward Bowman, Director         None                                 None

Henry B. Pearsall, Director           Pearsall et Pere                     Principal & Director
                                      140 W. Hubbard
                                      Chicago, IL 60622

Anna Maria Perez, Director            Chevron Corporation                  General Manager
                                      575 Market Street, Room 3144
                                      San Francisco, CA 94105

Robert Irving Solomon, Director       Ariba, Inc.                          Director of CPG/Retail
                                      6 East Scott Street, Unit 6          E-Commerce Solutions
                                      Chicago, IL 60610

Paula Wolff, Director                 The Metropolis 2020                  Senior Executive
                                      30 West Monroe, 18th Floor
                                      Chicago, IL 60603

David John Vitalie, Director          Chicago Board of Trade               President & Chief
                                      141 West Jackson, 6th Floor          Executive Officer
                                      Chicago, IL 60604

William Blair & Company, LLC ("William Blair")

     William Blair is a subadvisor to the Registrant's Small/Mid Cap Growth Fund. The principal business address of William Blair is 222 West Adam Street, 13th Floor, Chicago, IL 60606. William Blair is an investment advisor registered under the Advisers Act.

     No director, partner or principal officer of William Blair has at any time during the last two fiscal years engaged for his or her own account in any other business, profession, vocation, or employment of a substantial nature.

Lazard Asset Management ("Lazard")

     Lazard is a subadvisor to the Registrant's International Equity Fund. The principal business address of Lazard is 30 Rockefeller Plaza, New York, NY 10112-6300.

     Lazard is an investment advisor registered under the Advisers Act. The business and other connections of Lazard are set forth in the Uniform Application for Investment Adviser Registration of Lazard ("Form ADV") as filed with the SEC and incorporated by reference herein.


                                      Other Company/                       Position/Relationship with
Name and Position with Lazard         Business/Employment                  other Company

Michel Alexandre Davidweill,          Please refer to Form ADV.            Please refer to Form ADV.
Chairman

Norman Eig, Vice Chairman             Please refer to Form ADV.            Please refer to Form ADV.

Steven Jeffrey Golub, Chief           Please refer to Form ADV.            Please refer to Form ADV.
Financial Officer

Herbert Williams Gullquist, Vice      Please refer to Form ADV.            Please refer to Form ADV.
Chairman

Donald Emil Klein, Chief Compliance   Please refer to Form ADV.            Please refer to Form ADV.
Officer

Gerald Bruce Mazzari, Chief           Please refer to Form ADV.            Please refer to Form ADV.
Operating Officer

Scott David Hoffman, CLO              Please refer to Form ADV.            Please refer to Form ADV.

Lombard Odier International Portfolio Management Limited ("Lombard")

     Lombard is a subadvisor to the Registrant's International Equity Fund. The principal business address of Lombard is 12 East 49th Street, New York, NY 10017. Lombard is an investment advisor registered under the Advisers Act.

     No director, partner or principal officer of Lombard has at any time during the last two fiscal years engaged for his or her own account in any other business, profession, vocation, or employment of a substantial nature.

Lend Lease Rosen Real Estate Securities, LLC ("Lend Lease")

     Lend Lease is a subadvisor to the Registrant's Real Estate Securities Fund. The principal business address of Lend Lease is 1995 University Avenue, #550, Berkeley, CA, 94704. Lend Lease is an investment advisor registered under the Advisers Act.

Name and Position with                Other Company/ Business/Employment         Position/Relationship with
Lend Lease                                                                       other Company

Kenneth T. Rosen, Chief Executive     Rosen Financial Services, Inc.             President
Officer                               1995 University Avenue, Suite 550
                                      Berkeley, CA 94704

                                      Rosen Consulting Group                     President
                                      1995 University Avenue, Suite 550
                                      Berkeley, CA 94704

                                      University of California, Berkeley         Professor
                                      F602 Haas School #6105
                                      University of California, Berkeley
                                      Berkeley, CA 94720

                                      PMI Mortgage Insurance Co.                 Director
                                      601 Montgomery, Suite 1800
                                      San Francisco, CA 94111

                                      Avatar Holdings, Inc.                      Director
                                      201 Alhambra Circle, 12th Floor
                                      Coral Gables, FL 33134

                                      Golden West Financial Corporation          Director
                                      1901 Harrison Street
                                      Oakland, Ca 94612

Michael A. Torres, President          Manufactured Home Communities              Director
                                      2 North Riverside Plaza
                                      Chicago, IL 60606

                                      Lend Lease Funds                           Trustee
                                      1995 University Avenue, Suite 550
                                      Berkeley, CA 94704

Susan Lloyd-Hurwitz, President        Rosen Consulting Group                     Chief Executive Officer
                                      1995 University Avenue, Suite 550
                                      Berkeley, CA 94704

                                      Lend Lease Funds                           Chairman
                                      1995 University Avenue, Suite 550
                                      Berkeley, CA 94704

Jerrold Barag, Chief Investment       None                                       None
Officer

Jennifer N. Lyons, Vice President     None                                       None

Gregory L. Prophet, Vice President    None                                       None

Tanya Shaw Steinhofer, Vice           None                                       None
President


Weiss Peck & Greer, L.L.C. ("Weiss Peck")

     Weiss Peck is a subadvisor to the Registrant's Tax-Exempt Fixed Income Fund. The principal business address of Weiss Peck is One New York Plaza, 30th Floor, New York, NY 10004-1950. Weiss Peck is an investment advisor registered under the Advisers Act.

Name and Position with                Other Company/ Business/Employment         Position/Relationship with
Weiss Peck                                                                       other Company
Nassos Michas, President & Chief      New York Stock Exchange--International
Executive Officer                     Advisory Board
                                      11 Wall Street
                                      New York, NY 10005

Ronald Monroe Hoffner, Managing       None                                       None
Director & Chief Financial Officer

Item 27.  Principal Underwriter.

          (a) AssetMark Capital Corporation, 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, CA 94523-3967, the Distributor for shares of the Registrant, does not act as principal underwriter for any other fund.

          (b)  To  the  best  of  Registrant's  knowledge,   the  directors  and
               executive officers of AssetMark Capital Corporation are as follows:

Name and Principal         Position and Offices with       Positions and Offices
Business Address           AssetMark Capital Corporation   with Registrant
-------------------------- ------------------------------- ---------------------
Ronald Dennis Cordes       President                       President,
                                                           Chairperson & Trustee
-------------------------- ------------------------------- ---------------------
Brian Robert O'Toole       Vice President                  None
-------------------------- ------------------------------- ---------------------
Richard Thomas O'Toole     Vice President                  None
-------------------------- ------------------------------- ---------------------
Richard Edward Steiny      Secretary & Treasurer           None
-------------------------- ------------------------------- ---------------------

The address of each of the foregoing is 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, CA 94523.

Item 28.  Location of Accounts and Records.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in the following locations:

Records Relating to:                Are located at:
-------------------                 ---------------

Registrant's Fund Accountant,       Firstar Mutual Fund Services, LLC
Administrator and Transfer Agent    615 East Michigan Street
                                    Milwaukee, WI  53202

Registrant's Investment Advisor     AssetMark Investment Services, Inc.
                                    2300 Contra Costa Boulevard, Suite 425
                                    Pleasant Hill, CA 94523-3967

Brandes Investment Partners, L.P.   Brandes Investment Partners, L.P.
                                    11988 El Camino Real, Suite 500
                                    P.O. Box 919048

Deutsche Asset Management           Deutsche Asset Management
                                    130 Liberty Street 17th Floor
                                    New York, NY 10006

TCW Investment Management Company   TCW Investment Management Company
                                    865 South Figueroa St., Suite 1800
                                    Los Angeles, CA 90017

Provident Investment Counsel        Provident Investment Counsel
                                    300 North Lake Avenue
                                    Pasadena, CA 91101

Cramer Rosenthal McGlynn, LLC       Cramer Rosenthal McGlynn, LLC
                                    520 Madison Avenue, 32nd Floor
                                    New York, NY 10022

Ariel Capital Management, Inc.      Ariel Capital Management, Inc.
                                    200 East Randolph Drive, Suite 2900
                                    Chicago, IL 60601

William Blair & Co., LLC            William Blair & Co., LLC
                                    222 West Adam Street, 13th Floor
                                    Chicago, IL 60606

Lazard Asset Management             Lazard Asset Management
                                    30 Rockefeller Plaza
                                    New York, NY 10112-6300

Lombard Odier International         Lombard Odier International
Portfolio Management Limited        Portfolio Management Limited
                                    12 East 49th Street
                                    New York, NY 10017

Lend Lease Rosen Real Estate        Lend Lease Rosen Real Estate Securities, LLC
Securities, LLC                     1995 University Avenue #550
                                    Berkeley, CA 94704

Weiss Peck & Greer Investments      Weiss Peck & Greer Investments
                                    One New York Plaza, 30th Floor
                                    New York, NY 10004-1950

Registrant's Custodian              Firstar Bank, N.A.
                                    425 Walnut Street
                                    Cincinnati, OH  54202

Registrant's Distributor            AssetMark Capital Corporation
                                    2300 Contra Costa Boulevard, Suite 425
                                    Pleasant Hill, CA 94523-3967

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not applicable.

Item 30.  Undertakings.

          The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill and the State of California on the 11th day of April, 2001.

                                    ASSETMARK FUNDS


                                    By: /s/ Ronald Cordes
                                    -----------------------
                                        Ronald D. Cordes
                                        President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on April 11, 2001 by the following persons in the capacities indicated.


Signature                               Title

/s/ Ronald D. Cordes                    President, Trustee and Chairperson
---------------------------
Ronald D. Cordes

/s/ Richard Steiny*                     Trustee
---------------------------
Richard Steiny

/s/ William J. Klipp*                   Independent Trustee
---------------------------
William J. Klipp

/s/ Leonard H. Rossen*                  Independent Trustee
---------------------------
Leonard H. Rossen

/s/ R. Thomas DeBerry*                  Independent Trustee
---------------------------
R. Thomas DeBerry

/s/ John Whittaker*                     Vice President
---------------------------
John Whittaker

/s/ Carrie Hansen*                      Treasurer and Principal Accounting
---------------------------             Officer
Carrie Hansen

/s/ Teresa Escano*                      Secretary
---------------------------
Teresa Escano

* By /s/ Ronald D. Cordes
  -------------------------
         Ronald D. Cordes
         Attorney-in-Fact pursuant to
         Power of Attorney filed herewith


EXHIBIT INDEX
                                                                                                     Exhibit
Registrant's Agreement and Declaration of Trust                                                      EX-99.a.2.

Registrant's Bylaws                                                                                  EX-99.b.

Form of Investment Advisory Agreement between AssetMark Investment Services, Inc. and the            EX-99.d.1.
Registrant

Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and            EX-99.d.3.
Deutsche Asset Management

Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and            EX-99.d.5.
Provident Investment Counsel

Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and            EX-99.d.6.
Cramer Rosenthal McGlynn, LLC

Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Ariel      EX-99.d.7.
Capital Management, Inc.

Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and            EX-99.d.8.
William Blair & Co., LLC

Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Lend       EX-99.d.11.
Lease Rosen Real Estate Securities, LLC

Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Weiss      EX-99.d.12.
Peck & Greer Investments

Form of Distribution Agreement between AssetMark Capital Corporation and the Registrant              EX-99.e.1.

Form of Sub-Distribution Agreement between AssetMark Capital Corporation and Quasar                  EX-99.e.2.
Distributors, LLC

Form of Custodian Agreement between Registrant and Firstar Bank, N.A.                                EX-99.g.

Form of Fund Administration Servicing Agreement between Registrant and Firstar Mutual Funds          EX-99.h.1.
Services, LLC

Form of Fund Transfer Agent Servicing Agreement between Registrant and Firstar Mutual Funds          EX-99.h.2.
Services, LLC

Form of Fund Accounting Servicing Agreement between Registrant and Firstar Mutual Fund               EX-99.h.3.
Services, LLC

Power of Attorney                                                                                    EX-99.j.2.

Registrant's Distribution Plan pursuant to Rule 12b-1                                                EX-99.m.

Joint Code of Ethics for AssetMark Investment Services, Inc. and AssetMark Capital Corporation       EX-99.p.1.

Code of Ethics for Brandes Investment Partners, L.P.                                                 EX-99.p.2.

Code of Ethics for Deutsche Asset Management                                                         EX-99.p.3.

Code of Ethics for TCW Investment Management Company                                                 EX-99.p.4.

Code of Ethics for Provident Investment Counsel                                                      EX-99.p.5.

Code of Ethics for Cramer Rosenthal McGlynn, LLC                                                     EX-99.p.6.

Code of Ethics for Ariel Capital Management, Inc.                                                    EX-99.p.7.

Code of Ethics for William Blair & Co., LLC                                                          EX-99.p.8.

Code of Ethics for Lazard Asset Management                                                           EX-99.p.9.

Code of Ethics for Lombard Odier, Inc.                                                               EX-99.p.10.

Code of Ethics for Lend Lease Rosen Real Estate Securities, LLC                                      EX-99.p.11.

Code of Ethics for Weiss Peck & Greer, L.L.C.                                                        EX-99.p.12.

Code of Ethics for Registrant                                                                        EX-99.p.13.
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